UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08397

                           The Marsico Investment Fund
           ---------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                          1200 17th Street, Suite 1600
                             Denver, Colorado 80202
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Christopher J. Marsico
                           The Marsico Investment Fund
                          1200 17th Street, Suite 1600
                             Denver, Colorado 80202
              ---------------------------------------------------
                     (Name and address of agent for service)

                                   Copies to:
                             Sander M. Bieber, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006



Registrant's telephone number, including area code: (303) 454-5600
                                                   ----------------

Date of fiscal year end:   September 30
                           -----------------

Date of reporting period:  March 31, 2006

Item 1.     Reports to Stockholders

                                   TRADITIONS


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2006


                              [LOGO]MARSICO FUNDS
                          Helping you appreciate Life

The investments we value most cannot be found within a portfolio.

By taking an inspired approach to investing and focusing on long-term results, we can all start experiencing more of what matters most in life.

Life itself.

APRIL 2006

DEAR SHAREHOLDER:

ENCLOSED IS YOUR SEMI-ANNUAL REPORT FOR THE MARSICO INVESTMENT FUND ENCOMPASSING THE SIX-MONTH PERIOD FROM OCTOBER 1, 2005 TO MARCH 31, 2006. EQUITIES POSTED STRONG OVERALL RETURNS DURING THE PERIOD, PARTICULARLY SMALL CAPITALIZATION AND INTERNATIONAL EQUITIES.

THE PURPOSE OF THIS REPORT IS TO PROVIDE A RETROSPECTIVE FOR THE FUNDS' SIX-MONTH INVESTMENT RESULTS BY DISCUSSING WHAT WE BELIEVE ARE THE MAIN FACTORS THAT IMPACTED PERFORMANCE - SUCH AS SECTOR POSITIONING, INDUSTRY ALLOCATIONS, AND STOCK SELECTION - AS COMPARED TO THE FUNDS' BENCHMARK INDEXES. CERTAIN SECTOR OR INDUSTRY CLASSIFICATIONS USED IN THIS PORTION OF THE SEMI-ANNUAL REPORT MAY BE BROADER THAN THOSE USED ELSEWHERE IN THE REPORT. FOR OUR UPDATED THOUGHTS REGARDING THE MARKET ENVIRONMENT AND OUR OVERALL INVESTMENT OUTLOOK, PLEASE REFER TO THE QUARTERLY SHAREHOLDER UPDATE DATED APRIL 2006 THAT IS AVAILABLE ON THE FUNDS' WEBSITE AT WWW.MARSICOFUNDS.COM.

     TABLE OF CONTENTS
     INVESTMENT REVIEW FOR FOCUS FUND AND GROWTH FUND                 4

--------------------------------------------------------------------------------
     MARSICO FOCUS FUND
--------------------------------------------------------------------------------
     FUND OVERVIEW                                                    8
     SCHEDULE OF INVESTMENTS                                          9
     STATEMENT OF ASSETS AND LIABILITIES                             10
     STATEMENT OF OPERATIONS                                         10
     STATEMENTS OF CHANGES IN NET ASSETS                             11
     FINANCIAL HIGHLIGHTS                                            12

--------------------------------------------------------------------------------
     MARSICO GROWTH FUND
--------------------------------------------------------------------------------
     FUND OVERVIEW                                                   13
     SCHEDULE OF INVESTMENTS                                         14
     STATEMENT OF ASSETS AND LIABILITIES                             16
     STATEMENT OF OPERATIONS                                         16
     STATEMENTS OF CHANGES IN NET ASSETS                             17
     FINANCIAL HIGHLIGHTS                                            18

--------------------------------------------------------------------------------
     MARSICO 21ST CENTURY FUND
--------------------------------------------------------------------------------
     INVESTMENT REVIEW FOR 21ST CENTURY FUND                         19
     FUND OVERVIEW                                                   21
     SCHEDULE OF INVESTMENTS                                         22
     STATEMENT OF ASSETS AND LIABILITIES                             24
     STATEMENT OF OPERATIONS                                         24
     STATEMENTS OF CHANGES IN NET ASSETS                             25
     FINANCIAL HIGHLIGHTS                                            26

--------------------------------------------------------------------------------
     MARSICO INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
     INVESTMENT REVIEW FOR INTERNATIONAL OPPORTUNITIES FUND          27
     FUND OVERVIEW                                                   30
     SCHEDULE OF INVESTMENTS                                         31
     STATEMENT OF ASSETS AND LIABILITIES                             33
     STATEMENT OF OPERATIONS                                         33
     STATEMENTS OF CHANGES IN NET ASSETS                             34
     FINANCIAL HIGHLIGHTS                                            35

     NOTES TO FINANCIAL STATEMENTS                                   36

     EXPENSE EXAMPLE                                                 42

     ANNUAL RENEWAL OF
     INVESTMENT ADVISORY AGREEMENTS                                  44

     OTHER INFORMATION                                               46

MARSICO FOCUS FUND & MARSICO GROWTH FUND

INVESTMENT REVIEW BY TOM MARSICO (UNAUDITED)

I am pleased to report that the Focus Fund and Growth Fund had total returns of 8.88% and 7.68%, respectively, for the six-month period ended March 31, 2006, outperforming their primary benchmark index for the period. For comparative purposes, the S&P 500(R) Index - which we consider to be the Funds' primary benchmark index - had a totaL six-month return of 6.38%. Please see the Funds' overviews for more detailed information about each Fund's performance for various periods ended March 31, 2006.

THE PERFORMANCE DATA FOR THE FUNDS QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM.(1)

In assessing the Funds' performance over the six-month period ended March 31, 2006, it may be helpful to review the performance of broader equity markets during this period. Stock prices worldwide posted solid gains during the six-month period ended March 31, 2006. A recap of equity market performance reflecting several well-known benchmark indexes is provided below:

[CHART]

 INDEX NAME          UNIVERSE OF                SIX MONTH
                     EQUITIES REPRESENTED       TOTAL RETURN
-------------------------------------------------------------
 US
-------------------------------------------------------------
 S&P 500(R)          US large
                     capitalization equities       6.38%

 Russell 3000(R)     US publicly-traded
                     equities of all sizes         7.46%

 Russell 2000(R)     US small
                     capitalization equities      15.23%
-------------------------------------------------------------
 INTERNATIONAL
-------------------------------------------------------------
 MSCI EAFE           Equities in developed
                     international equity markets,
                     including Japan, Western
                     Europe, and Australasia      13.86%


As shown above, US small capitalization and international equities were stand-out performers over the course of the reporting period. Both areas performed well during the fourth quarter of 2005, and were also very strong in the first calendar quarter of 2006.

MARKET ENVIRONMENT

US LARGE-CAPITALIZATION EQUITIES
US large-cap stocks moved higher over the past six months, weathering a variety of challenges including higher oil prices, interest rate and inflation concerns, and numerous geopolitical tensions. For the reporting period as a whole, large-cap stocks seemed to take heart in generally strong corporate earnings, as well as positive factors such as improved labor markets, healthy consumer discretionary spending levels, relatively resilient housing markets, continued signs of strong US economic growth, and relatively quiescent interest rates and inflation.

Performance at the Global Industry Classification Standard ("GICS") economic sector level (using the S&P 500(R) Index as a reference) exhibited both strength and breadth. Nine of ten sectors were in positive territory during the six-month period ended March 31, 2006. The top-performing areas included Materials (+20%), Telecommunication Services (+14%), Industrials (+12%), and Financials (+12%). Other sectors experienced more muted gains, at least in comparison to the sectors just mentioned. These included Information Technology (+5%), Consumer Discretionary (+4%), Health Care (+3%), Consumer Staples (+2%), and Energy (+1%). The only sector "in the red" for the six-month period was Utilities, which declined -7%.

At an industry level, investment results also demonstrated widespread strength. The vast majority of industry groups achieved gains - some very substantial in nature. The top-performing groups represented a diverse mix. They included Transportation (+25%), Real Estate (+17%), Diversified Financials (+16%), Consumer Services (+12%), Banks (+11%), and Technology Hardware & Equipment (+11%). Only three industries had negative returns: Automobiles & Components (-8%), Semiconductors & Semiconductor Equipment (-5%), and Media (-1%).

US ALL-CAPITALIZATION EQUITIES
The performance of US equity markets overall, which encompass companies of all sizes, was somewhat better than the performance of the large-cap segment of those markets for the six-month period ended March 31, 2006. Medium- and smaller-capitalization companies had better overall performance - particularly the latter (as noted above). One chief reason for the sizable differential between "small" and "large" during the reporting period was that small-capitalization technology companies performed very well over the past six months, a marked difference from the somewhat tepid overall performance of large-capitalization technology-related companies. In particular, small-cap semiconductor-related and software/services companies enjoyed major gains. Smaller-capitalization companies in the Materials and Industrials sectors also outperformed their larger-capitalization brethren by a substantial margin.

INTERNATIONAL EQUITIES
International equities in both "developed" and "emerging" markets posted strong gains for the six-month period, substantially outperforming their US equity counterparts. Equity market returns in developed countries, as measured by the performance of the MSCI EAFE Index ("EAFE Index"), were more than twice that of US large-capitalization stocks, as measured by the performance of the S&P 500(R) Index. Within the EAFE Index, returns were particularly strong in countries such as Japan, The Netherlands, Germany, and Switzerland.

From a GICS economic sector perspective, international equity market strength was powerful and widespread during the reporting period. Eight of ten sectors in the EAFE Index had gains, four of which - Materials, Industrials, Information Technology, and Financials - rose in excess of 20%. Telecommunication Services, which declined -7%, was the lowest-performing sector. Energy edged slightly lower.

At an industry level, international equity strength also abounded. Almost all GICS industry groups had positive returns; 13 out of 20 groups gained 15% or more for the six-month period ended March 31, 2006. The top-performing areas spanned Diversified Financials (+27%), Capital Goods (+24%), Insurance (+23%), Consumer Durables & Apparel (+23%), Technology Software & Services (+23%), Semiconductors & Semiconductor Equipment (+23%), and Real Estate (+20%). Quite a few other industry groups also had robust gains, particularly those residing within the Industrials and Consumer Discretionary sectors.

For a review of our thoughts regarding the macro-economic environment and investment outlook, please refer to the section entitled "Investment Outlook" in the quarterly shareholder update dated April 2006 that is available on the Funds' website at www.marsicofunds.com.

Turning to the factors underlying the performance of the Focus Fund and the Growth Fund, as you know, the Focus Fund and the Growth Fund often invest in similar growth companies. Their performance may differ at times, however, because of a variety of factors. Among such factors, the Focus Fund is a non-diversified fund that may invest in a more concentrated portfolio and may invest in fewer issuers than the Growth Fund. As a result, the Focus Fund may hold some different stocks, and may be more exposed to individual stock volatility than the Growth Fund or other funds that invest in a larger number of securities. As discussed below, the two Funds experienced relatively similar performance during the reporting period.

You should keep in mind that our views on all stocks discussed in this report are subject to change at any time and do not represent recommendations to buy or sell the stocks, and that the Funds may not necessarily hold these stocks today.(2)

FOCUS FUND

There were several primary factors that contributed to the Focus Fund's outperformance for the semi-annual period ended March 31, 2006 (as compared with the S&P 500(R) Index). These are summarized below:

  o  STOCK SELECTION AND POSITIONING IN THE DIVERSIFIED FINANCIALS INDUSTRY:
     During the reporting period, the Focus Fund emphasized investments in the Diversified Financials industry, which comprised approximately 21% of the Fund's net equity assets as of March 31, 2006 (using the Global Industry Classification Standard ("GICS")). The Fund was positively impacted by this investment posture, as this industry was among the strongest performing areas of the S&P 500(R) Index. Stock selection in the Diversified Financials industry was a further positive contributor to the Fund's performance results. Specifically, Goldman Sachs Group (+30%, the largest individual contributor in the period), Chicago Mercantile Exchange (+33%), UBS AG (+29%), and Lehman Brothers Holdings (+12%) were among the Fund's better-performing individual holdings.

MARSICO FOCUS FUND & MARSICO GROWTH FUND

  o STOCK SELECTION AND POSITIONING IN THE CONSUMER SERVICES INDUSTRY: The Fund's Consumer Services positions (comprised of hotels, restaurants, and leisure-related companies) performed well, gaining more than 25% in aggregate. These positions included hotel/casino operators Wynn Resorts Ltd. (+70%) and Las Vegas Sands Corp. (+13%) and coffee retailer Starbucks (+50%). The Fund also benefited materially from maintaining a generally overweighted posture (as compared to the S&P 500(R) Index) to Consumer Services companies, as the industry was among the better-performing industries of the Index.

  o STOCK SELECTION AND POSITIONING IN THE INDUSTRIALS SECTOR: The Fund maintained, on average, an overweighted posture in the Transportation industry during the reporting period. That positioning was a significant, positive contributor to performance, since the Transportation industry group was the best-performing industry in the S&P 500(R) Index, gaining 25%. The Fund's individual holdings in the Transportation industry performed well in aggregate. More specifically, FedEx (+30%) and railroad operators Burlington Northern Santa Fe (+40%) and Union Pacific (+9%) had solid returns. In addition, Caterpillar, Inc., which is classified under GICS as a Capital Goods company, rose more than 23%.

  o STOCK SELECTION AND POSITIONING IN THE INFORMATION TECHNOLOGY SECTOR: Stock selection in the sector was strong, overall, primarily due to a position in Google, Inc., which gained 26% prior to being sold. An additional "positive" was that the Fund did not have any exposure to the Semiconductors & Semiconductor Equipment industry, an area of the S&P 500(R) Index that struggled during the reporting period.

The primary factors that detracted from the Focus Fund's performance included:

  o STOCK SELECTION AND POSITIONING IN THE HEALTH CARE SECTOR: We have emphasized investments in the Health Care sector (particularly Equipment & Services-related companies) for some time. This positioning hurt the Fund's performance results for the six-month reporting period, as the S&P 500(R) Index Health Care sector posted a modest gain of 3%, lagging the Index's overall return. Our stock selection in the sector was a further negative factor. Medical device companies Medtronic (-5%) and Zimmer Holdings (-2%) declined during the period. Two holdings in the Pharmaceuticals & Biotechnology industry held in the reporting period, Amgen and Johnson & Johnson, declined by -11% and -3%, respectively, prior to being sold.

  o STOCK SELECTION IN THE RETAILING INDUSTRY: In aggregate, the Fund's retailing positions posted a modest gain of 1%, while the S&P 500(R) Index industry group posted a return of nearly 9%.

  o AN UNDERWEIGHTED POSTURE IN MATERIALS AND TELECOMMUNICATION SERVICES: The Fund did not invest in Materials or Telecommunication Services-related companies during the six-month period. This presented an "opportunity cost" for the Fund, as those sectors gained 20% and 14%, respectively, in the S&P 500(R) Index.

GROWTH FUND

The Growth Fund shared several of the Focus Fund's performance attributes during the six-month period ended March 31, 2006, including the following:

  o STOCK SELECTION AND POSITIONING IN THE INDUSTRIALS SECTOR: Like the Focus Fund, the Growth Fund maintained an overweighted posture in the Transportation industry during the reporting period. This positioning benefited the Growth Fund, as this industry was one of the strongest performing industries of the S&P 500(R) Index, increasing 25%. Stock selection in the Transportation industry was an additional positive factor. FedEx (+30%), Burlington Northern Santa Fe (+40%), and Union Pacific (+31%) were among the Fund's strongest performing individual positions. In addition, heavy equipment manufacturer Caterpillar, Inc., which is classified under GICS as a Capital Goods company, gained more than 23%.

  o STOCK SELECTION AND POSITIONING IN THE CONSUMER SERVICES INDUSTRY: Stock selection in the Consumer Services industry was strong in aggregate. In particular, hotel/casino operators Wynn Resorts Ltd. and Las Vegas Sands Corp. posted returns of 70% and 13%, respectively. Starbucks also posted strong returns and gained 50%. The Growth Fund's performance further benefited from maintaining an overweighted posture

     (as compared to the S&P 500(R) Index) to Consumer Services companies. This industry group (+12% in the Index) was among the better-performing areas of the equity market during the reporting period.

  o STOCK SELECTION AND POSITIONING IN THE INFORMATION TECHNOLOGY SECTOR: Stock selection in the sector was led by the Fund's position in Internet company Google, Inc., which gained 26% before it was sold. In addition, the Fund was aided by generally maintaining little exposure to the Semiconductors & Semiconductor Equipment industry, an area of the S&P 500(R) Index that struggled during the reporting period.

  o  STOCK SELECTION AND POSITIONING IN THE DIVERSIFIED FINANCIALS INDUSTRY:
     Stock selection in the Diversified Financials industry positively impacted the Fund's performance results. Chicago Mercantile Exchange (+33%), Lehman Brothers Holdings (+25%), UBS AG (+29%), and Goldman Sachs Group (+30%) were among the Fund's better-performing individual holdings. An overweighted posture in this industry group also benefited the Fund, as the industry was among the stronger-performing areas of the S&P 500(R) Index.

There were a few areas of weakness for the Growth Fund during the reporting period, including:

  o STOCK SELECTION AND POSITIONING IN THE HEALTH CARE SECTOR: Stock selection in the sector materially detracted from the Fund's performance results. Medical device companies Medtronic (-5%) and Zimmer Holdings (-2%) declined during the period. Certain holdings in the Biotechnology and Pharmaceuticals industries also struggled, including Amgen (-11%), Genzyme (-6%), and Johnson & Johnson (-3%). (Amgen and Johnson & Johnson were not held in the Fund as of March 31, 2006.) The Fund's overweighted posture to health care-related companies was a further detractor to performance as compared to the S&P 500(R) Index.


  o SELECT CONSUMER-RELATED POSITIONS: The Fund's homebuilding-related positions were among its weakest-performing individual holdings. These included Toll Brothers, Inc. (-23%), KB Home (-11%), and MDC Holdings (-19%). (The Growth Fund's position in MDC Holdings was sold prior to March 31, 2006.) Retailing companies Target Corp. (+0.5%) and Coach, Inc. (-1%) had returns that lagged the Fund's benchmark Index.

  o POSITIONING IN THE MATERIALS AND TELECOMMUNICATION SERVICES SECTORS: The Fund maintained few investments in the Materials and Telecommunication Services sectors during the six-month period and was underweighted in these areas as compared to its benchmark index. These investment postures created an "opportunity cost" for the Fund, as the sectors gained 20% and 14%, respectively, in the S&P 500(R) Index.

In terms of economic sector positioning, as of March 31, 2006, the Focus Fund's and Growth Fund's primary sector allocations were in Consumer Discretionary, Health Care, Financials, and Industrials. The Funds had little or no investments in areas such as Materials, Telecommunication Services, and Utilities.

Sincerely,


THOMAS F. MARSICO
PORTFOLIO MANAGER

(1) Total returns are based on net change in NAV assuming reinvestment of distributions. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the prospectus for more information.
(2) Portfolio composition is subject to change at any time, and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of each Fund's portfolio represented by the securities or industries mentioned in this report.

MARSICO FOCUS FUND

FUND OVERVIEW MARCH 31, 2006 (UNAUDITED)

THE FOCUS FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES, NORMALLY A CORE POSITION OF 20-30 COMMON STOCKS THAT ARE SELECTED FOR THEIR LONG-TERM GROWTH POTENTIAL.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                        ONE YEAR            FIVE YEAR AVERAGE ANNUAL       AVERAGE ANNUAL SINCE INCEPTION
                                    (4/1/05-3/31/06)            (4/1/01-3/31/06)                  (12/31/97-3/31/06)
MARSICO FOCUS FUND                       19.50%                       6.34%                            9.62%
S&P 500(R)   INDEX                       11.73%                       3.97%                            5.16%
--------------------------------------------------------------------------------
   NET ASSETS                                     GROWTH OF $10,000(1)
--------------------------------------------------------------------------------

3/31/06                      $4,559,290,397       [CHART]
-------------------------------------------                          Marsico
   NET ASSET VALUE                                                    Focus      S&P 500(R)
-------------------------------------------                           Fund         Index
NET ASSET VALUE PER SHARE     $19.00              ----------------------------------------
-------------------------------------------       31-Dec-97          10,000       10,000
   TOP FIVE HOLDINGS                              31-Mar-98          12,310       11,395
-------------------------------------------       30-Sep-98          12,360       10,600
UNITEDHEALTH GROUP, INC.        7.27%             31-Mar-99          17,030       13,498
GENENTECH, INC.                 5.65              30-Sep-99          17,430       13,548
THE GOLDMAN SACHS                                 31-Mar-00          23,542       15,920
  GROUP, INC.                   5.21              30-Sep-00          22,210       15,347
UBS AG                          4.76              31-Mar-01          15,692       12,469
LOWE'S COMPANIES, INC.          4.58              30-Sep-01          13,733       11,262
-------------------------------------------       31-Mar-02          15,956       12,500
   SECTOR ALLOCATION(2)                           30-Sep-02          13,115        8,955
-------------------------------------------       31-Mar-03          12,711        9,404
CONSUMER CYCLICAL              25.34%             30-Sep-03          15,148       11,140
CONSUMER NON-CYCLICAL          23.34              31-Mar-04          16,866       12,708
FINANCIAL                      22.43              30-Sep-04          16,652       12,685
INDUSTRIAL                     14.73              31-Mar-05          17,854       13,558
COMMUNICATIONS                  9.38              30-Sep-05          19,594       14,239
ENERGY                          4.78              31-Mar-06          21,335       15,148


THE PERFORMANCE DATA QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM. A redemption fee may be imposed on redemptions or exchanges of Fund shares held for 30 days or less.



    The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS
-------------------------------------------------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
TOYOTA MOTOR
   CORPORATION SPON. ADR                    1,154,478   $  125,722,654         2.76%
                                      ----------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
LENNAR CORPORATION - CL. A                  1,646,640       99,424,123         2.18
                                      ----------------------------------------------

CASINO HOTELS
LAS VEGAS SANDS CORP.*                      1,696,955       96,149,470         2.11
MGM MIRAGE*                                 3,171,764      136,671,311         3.00
WYNN RESORTS LTD.*                          1,633,932      125,567,674         2.75
                                      ----------------------------------------------
                                                           358,388,455         7.86
                                      ----------------------------------------------

COSMETICS & TOILETRIES
THE PROCTER &
   GAMBLE COMPANY                           3,156,641      181,885,655         3.99
                                      ----------------------------------------------

FINANCE - CONSUMER LOANS
SLM CORPORATION                             2,991,094      155,357,422         3.41
                                      ----------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
THE GOLDMAN SACHS
   GROUP, INC                               1,512,995      237,479,695         5.21
LEHMAN BROTHERS
   HOLDINGS, INC                              891,127      128,794,585         2.82
UBS AG                                      1,973,427      217,017,767         4.76
                                      ----------------------------------------------
                                                           583,292,047        12.79
                                      ----------------------------------------------

FINANCE - MULTI-LINE
INSURANCE
GENWORTH FINANCIAL, INC                     2,018,159       67,467,055         1.48
                                      ----------------------------------------------

FINANCE - OTHER SERVICES
CHICAGO MERCANTILE
   EXCHANGE HOLDINGS, INC                     305,566      136,740,785         3.00
                                      ----------------------------------------------

HOTELS & MOTELS
FOUR SEASONS HOTELS, INC                      825,883       41,872,268         0.92
                                      ----------------------------------------------

MACHINERY -
CONSTRUCTION/MINING
CATERPILLAR, INC                            2,269,489      162,972,005         3.57
                                      ----------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
GENENTECH, INC.*                            3,047,138      257,513,632         5.65
                                      ----------------------------------------------

MEDICAL - HMO
UNITEDHEALTH GROUP, INC                     5,935,999      331,584,904         7.27
                                      ----------------------------------------------

MEDICAL - INSTRUMENTS
MEDTRONIC, INC                              1,875,762       95,194,922         2.09
                                      ----------------------------------------------



                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


MEDICAL PRODUCTS
ZIMMER HOLDINGS, INC.*                      1,697,334   $  114,739,779         2.52%
                                      ----------------------------------------------

NETWORKING PRODUCTS
CISCO SYSTEMS, INC.*                        2,144,024       46,461,000         1.02
                                      ----------------------------------------------

OIL - FIELD SERVICES
HALLIBURTON COMPANY                         1,553,095      113,406,997         2.49
SCHLUMBERGER LTD                              691,533       87,527,332         1.92
                                      ----------------------------------------------
                                                           200,934,329         4.41
                                      ----------------------------------------------

RETAIL - BUILDING PRODUCTS
THE HOME DEPOT, INC                         3,585,515      151,667,285         3.33
LOWE'S COMPANIES, INC                       3,242,383      208,939,161         4.58
                                      ----------------------------------------------
                                                           360,606,446         7.91
                                      ----------------------------------------------

RETAIL - RESTAURANTS
STARBUCKS CORPORATION*                      2,102,060       79,121,538         1.73
                                      ----------------------------------------------

TRANSPORTATION - RAIL
BURLINGTON NORTHERN
   SANTA FE CORPORATION                     1,853,126      154,420,990         3.39
UNION PACIFIC CORPORATION                   1,081,174      100,927,593         2.21
                                      ----------------------------------------------
                                                           255,348,583         5.60
                                      ----------------------------------------------

TRANSPORTATION - SERVICES
FEDEX CORPORATION                           1,776,293      200,614,532         4.40
                                      ----------------------------------------------

WIRELESS EQUIPMENT
ERICSSON (LM) TEL-SP ADR                      829,435       31,286,288         0.69
MOTOROLA, INC                               7,159,020      164,013,148         3.59
QUALCOMM, INC                               3,011,897      152,432,107         3.34
                                      ----------------------------------------------
                                                           347,731,543         7.62
                                      ----------------------------------------------

TOTAL COMMON STOCKS
(COST $3,060,396,300)                                    4,202,973,677        92.18
                                      ----------------------------------------------


------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------

SSGA PRIME MONEY
   MARKET FUND, 4.62%                     205,417,883      205,417,883         4.51
SSGA MONEY
   MARKET FUND, 4.35%                     114,032,325      114,032,325         2.50
                                      ----------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $319,450,208)                                        319,450,208         7.01
                                      ----------------------------------------------

TOTAL INVESTMENTS
(COST $3,379,846,508)                                    4,522,423,885        99.19

CASH AND OTHER ASSETS
   LESS LIABILITIES                                         36,866,512         0.81
                                      ----------------------------------------------

NET ASSETS                                              $4,559,290,397       100.00%
                                      ==============================================



  * Non-income producing.
    See notes to financial statements.

MARSICO FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   ASSETS
--------------------------------------------------------------------------------
   INVESTMENTS, AT VALUE (COST $3,379,847)       $4,522,424
   RECEIVABLE FOR INVESTMENTS SOLD                   44,869
   RECEIVABLE FOR CAPITAL STOCK SOLD                  6,366
   INTEREST AND DIVIDENDS RECEIVABLE                  2,064
   PREPAID EXPENSES AND OTHER ASSETS                    826
                                              --------------
   TOTAL ASSETS                                   4,576,549
                                              --------------
--------------------------------------------------------------------------------
   LIABILITIES
--------------------------------------------------------------------------------
   PAYABLE FOR INVESTMENTS PURCHASED                  9,876
   PAYABLE FOR CAPITAL STOCK REDEEMED                 2,672
   ACCRUED INVESTMENT ADVISORY FEE                    3,091
   ACCRUED DISTRIBUTION FEE                             596
   ACCRUED TRUSTEES' FEES                               890
   ACCRUED EXPENSES AND OTHER LIABILITIES               134
                                              --------------
   TOTAL LIABILITIES                                 17,259
                                              --------------

NET ASSETS                                       $4,559,290
                                              ==============
--------------------------------------------------------------------------------
   NET ASSETS CONSIST OF
--------------------------------------------------------------------------------

   PAID-IN-CAPITAL                               $3,424,166
   ACCUMULATED NET INVESTMENT LOSS                   (8,659)
   ACCUMULATED NET REALIZED GAIN ON
     INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                     1,021
   NET UNREALIZED APPRECIATION ON
     INVESTMENTS                                  1,142,762
                                              --------------

NET ASSETS                                       $4,559,290
                                              ==============

SHARES OUTSTANDING, $0.001 PAR VALUE
   (UNLIMITED SHARES AUTHORIZED)                    239,922

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                     $19.00
                                              ==============



STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)



(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   INVESTMENT INCOME
--------------------------------------------------------------------------------
   INTEREST                                          $4,492
   DIVIDENDS (NET OF $641 OF NON-RECLAIMABLE
     FOREIGN WITHHOLDING TAXES)                      12,007
                                              --------------
   TOTAL INVESTMENT INCOME                           16,499
                                              --------------
--------------------------------------------------------------------------------
   EXPENSES
--------------------------------------------------------------------------------
   INVESTMENT ADVISORY FEES                          16,809
   DISTRIBUTION FEES                                  5,104
   TRANSFER AGENT FEES AND EXPENSES                   1,792
   PRINTING AND POSTAGE EXPENSES                        283
   CUSTODY AND FUND ACCOUNTING FEES                     214
   FUND ADMINISTRATION FEES                             176
   PROFESSIONAL FEES                                    164
   MISCELLANEOUS                                        137
   TRUSTEES' FEES AND EXPENSES                          103
   FEDERAL AND STATE REGISTRATION FEES                   88
                                              --------------
   TOTAL EXPENSES                                    24,870
   LESS EXPENSES PAID INDIRECTLY                       (414)
                                              --------------
   NET EXPENSES                                      24,456
                                              --------------

NET INVESTMENT LOSS                                  (7,957)
                                              --------------
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
   NET REALIZED GAIN ON INVESTMENTS                 182,508
   NET REALIZED GAIN ON FOREIGN
     CURRENCY TRANSACTIONS                              --(1)
   CHANGE IN UNREALIZED APPRECIATION/
     DEPRECIATION ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSLATIONS                  174,845
                                              --------------
   NET GAIN ON INVESTMENTS                          357,353
                                              --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $349,396
                                              ==============



  * Not in thousands.
(1) Less than $1,000.
    See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS                            YEAR
                                                                              ENDED 3/31/06                          ENDED
(AMOUNTS IN THOUSANDS)                                                         (UNAUDITED)                          9/30/05
---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                                          $(7,957)                           $(6,052)
   NET REALIZED GAIN ON INVESTMENTS                                             182,508                            116,499
   NET REALIZED GAIN ON OPTIONS WRITTEN                                              --                              1,524
   NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS                                --(1)                           1,037
   CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
     ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS                           174,845                            418,080
                                                                         --------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         349,396                            531,088
                                                                         --------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SALE OF SHARES                                                 817,293                            978,811
   REDEMPTION FEES                                                                   27                                 29
   REDEMPTION OF SHARES                                                        (347,617)                          (665,059)
                                                                         --------------------------------------------------------

   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                                 469,703                            313,781
                                                                         --------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                    819,099                            844,869
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING OF PERIOD                                                           3,740,191                          2,895,322
                                                                         --------------------------------------------------------

END OF PERIOD                                                                $4,559,290                         $3,740,191
                                                                         ========================================================

ACCUMULATED NET INVESTMENT LOSS                                                  (8,659)                              (700)
---------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES
---------------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                                      44,600                             60,431
SHARES REDEEMED                                                                 (19,062)                           (41,224)
                                                                         --------------------------------------------------------

NET INCREASE                                                                     25,538                             19,207
                                                                         ========================================================



(1) Less than $1,000.
See notes to financial statements.

MARSICO FOCUS FUND
FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS       YEAR          YEAR        YEAR         YEAR         YEAR
FOR A FUND SHARE OUTSTANDING                     ENDED 3/31/06      ENDED         ENDED       ENDED        ENDED        ENDED
THROUGHOUT THE PERIOD.                            (UNAUDITED)     9/30/05       9/30/04      9/30/03      9/30/02      9/30/01

NET ASSET VALUE, BEGINNING OF PERIOD                 $17.45        $14.83        $13.49      $11.68       $12.27       $22.17
---------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                (0.03)        (0.03)        (0.05)      (0.03)       (0.08)       (0.07)
   NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS                           1.58          2.65          1.39        1.84        (0.47)       (7.87)
                                               ---------------------------------------------------------------------------------
    TOTAL FROM INVESTMENT OPERATIONS                   1.55          2.62          1.34        1.81        (0.55)       (7.94)
                                               ---------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS & OTHER
---------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAINS                                    --            --            --          --           --        (1.96)
   TAX RETURN OF CAPITAL                                 --            --            --          --        (0.04)          --
   REDEMPTION FEES [SEE NOTE 2(I)]                       --(1)         --(1)         --(1)       --           --           --
                                               ---------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS & OTHER                           --            --            --          --        (0.04)       (1.96)

NET ASSET VALUE, END OF PERIOD                       $19.00        $17.45        $14.83      $13.49       $11.68       $12.27
                                               ---------------------------------------------------------------------------------

TOTAL RETURN                                          8.88%(3)     17.67%         9.93%      15.50%      (4.50)%     (38.17)%
---------------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL DATA AND RATIOS
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS, END OF PERIOD (000S)              $4,559,290    $3,740,191    $2,895,322  $2,282,113   $1,274,068   $1,311,495

   RATIO OF EXPENSES TO AVERAGE NET ASSETS,
     BEFORE EXPENSES PAID INDIRECTLY                  1.22%(2)      1.25%         1.30%       1.34%        1.35%        1.30%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS, NET OF EXPENSES PAID INDIRECTLY        (0.39)%(2)    (0.18)%       (0.36)%     (0.54)%      (0.64)%      (0.36)%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS, BEFORE EXPENSES PAID INDIRECTLY        (0.41)%(2)    (0.21)%       (0.40)%     (0.59)%      (0.68)%      (0.39)%

   PORTFOLIO TURNOVER RATE                              42%(3)        80%           84%         90%         117%         127%



(1) Less than $0.01.
(2) Annualized.
(3) Not annualized for the six months ended March 31, 2006.
    See notes to financial statements.

MARSICO GROWTH FUND

FUND OVERVIEW MARCH 31, 2006 (UNAUDITED)

THE GROWTH FUND INVESTS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR LONG-TERM GROWTH POTENTIAL. THE GROWTH FUND WILL NORMALLY HOLD A CORE POSITION OF BETWEEN 35 AND 50 COMMON STOCKS.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                        ONE YEAR            FIVE YEAR AVERAGE ANNUAL       AVERAGE ANNUAL SINCE INCEPTION
                                    (4/1/05-3/31/06)           (4/1/01-3/31/06)                  (12/31/97-3/31/06)
MARSICO GROWTH FUND                      15.27%                       5.67%                             9.04%
S&P 500(R) INDEX                         11.73%                       3.97%                             5.16%
----------------------------------------------------------------------------------------------
   NET ASSETS                                     GROWTH OF $10,000(1)
----------------------------------------------------------------------------------------------
3/31/06                      $2,466,396,515       [CHART]
--------------------------------------------                     Marsico
   NET ASSET VALUE                                               Growth     S&P 500(R)
--------------------------------------------                      Fund       Index
NET ASSET VALUE PER SHARE     $19.48              ----------------------------------
--------------------------------------------      31-Dec-97      10,000      10,000
   TOP FIVE HOLDINGS                              31-Mar-98      11,960      11,395
--------------------------------------------      30-Sep-98      11,540      10,600
UNITEDHEALTH GROUP, INC.        6.74%             31-Mar-99      15,710      13,498
GENENTECH, INC.                 5.35              30-Sep-99      16,290      13,548
LOWE'S COMPANIES, INC.          4.09              31-Mar-00      22,607      15,920
UBS AG                          3.84              30-Sep-00      20,938      15,347
FEDEX CORPORATION               3.72              31-Mar-01      15,495      12,469
--------------------------------------------      30-Sep-01      13,307      11,262
   SECTOR ALLOCATION(2)                           31-Mar-02      15,304      12,500
--------------------------------------------      30-Sep-02      12,452       8,955
CONSUMER CYCLICAL              27.43%             31-Mar-03      12,159       9,404
CONSUMER NON-CYCLICAL          23.79              30-Sep-03      14,769      11,140
INDUSTRIAL                     18.28              31-Mar-04      16,614      12,708
FINANCIAL                      16.70              30-Sep-04      16,719      12,685
COMMUNICATIONS                  8.53              31-Mar-05      17,714      13,558
ENERGY                          4.34              30-Sep-05      18,962      14,239
BASIC MATERIALS                 0.93              31-Mar-06      20,419      15,148


THE PERFORMANCE DATA QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.

    The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

MARSICO GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS
-------------------------------------------------------------------------------------


AEROSPACE/DEFENSE
GENERAL DYNAMICS CORPORATION               833,202   $53,308,264       2.16%
LOCKHEED MARTIN CORPORATION                423,915    31,848,734       1.29
                                      ----------------------------------------------
                                                      85,156,998       3.45
                                      ----------------------------------------------

AEROSPACE/DEFENSE - EQUIPMENT
UNITED TECHNOLOGIES
   CORPORATION                             402,623    23,340,055       0.95
                                      ----------------------------------------------

AGRICULTURAL CHEMICALS
MONSANTO COMPANY                            93,465     7,921,159       0.32
                                      ----------------------------------------------

AGRICULTURAL OPERATIONS
ARCHER DANIELS
   MIDLAND COMPANY                         127,116     4,277,453       0.17
                                      ----------------------------------------------

APPAREL MANUFACTURERS
COACH, INC.*                               485,042    16,772,752       0.68
                                      ----------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
TOYOTA MOTOR
   CORPORATION SPON. ADR                   443,860    48,336,354       1.96
                                      ----------------------------------------------

BEVERAGES - NON-ALCOHOLIC
PEPSICO, INC                               207,508    11,991,887       0.49
                                      ----------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
KB HOME                                    536,089    34,835,063       1.41
LENNAR CORPORATION - CL. A                 478,490    28,891,226       1.17
TOLL BROTHERS, INC.*                       429,488    14,873,169       0.61
                                      ----------------------------------------------
                                                      78,599,458       3.19
                                      ----------------------------------------------

CASINO HOTELS
LAS VEGAS SANDS CORP.*                     681,184    38,595,885       1.57
MGM MIRAGE*                              1,261,876    54,374,237       2.20
STATION CASINOS, INC                       134,109    10,644,231       0.43
WYNN RESORTS LTD.*                         791,390    60,818,322       2.47
                                      ----------------------------------------------
                                                     164,432,675       6.67
                                      ----------------------------------------------

CELLULAR TELECOMMUNICATIONS
AMERICA MOVIL
   S.A. DE C.V. ADR                        941,379    32,251,645       1.31
                                      ----------------------------------------------

COAL
PEABODY ENERGY CORPORATION                 329,760    16,623,202       0.67
                                      ----------------------------------------------

COSMETICS & TOILETRIES
THE PROCTER &
   GAMBLE COMPANY                        1,413,499    81,445,812       3.30
                                      ----------------------------------------------


                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


DIVERSIFIED MINERALS
COMPANHIA
   VALE DO RIO DOCE                       449,945   $ 21,835,831      0.89%
                                      ----------------------------------------------

FINANCE - CONSUMER LOANS
SLM CORPORATION                           841,719     43,718,885      1.77
                                      ----------------------------------------------

FINANCE - INVESTMENT BANKER/BROKER
THE GOLDMAN
   SACHS GROUP, INC                       316,076     49,611,289      2.01
LEHMAN BROTHERS
   HOLDINGS, INC                          538,432     77,819,577      3.15
UBS AG                                    860,360     94,613,789      3.84
                                      ----------------------------------------------
                                                     222,044,655      9.00
                                      ----------------------------------------------


FINANCE - MULTI-LINE INSURANCE
GENWORTH FINANCIAL, INC                   286,447      9,575,923      0.39
                                      ----------------------------------------------

FINANCE - OTHER SERVICES
CHICAGO MERCANTILE
   EXCHANGE HOLDINGS, INC                 152,787     68,372,183      2.77
                                      ----------------------------------------------

HOTELS & MOTELS
FOUR SEASONS HOTELS, INC                  336,417     17,056,342      0.69
                                      ----------------------------------------------

MACHINERY -
CONSTRUCTION/MINING
CATERPILLAR, INC                        1,007,203     72,327,247      2.93
                                      ----------------------------------------------

MACHINERY - FARM
DEERE & COMPANY                           249,355     19,711,513      0.80
                                      ----------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
GENENTECH, INC.*                        1,561,111    131,929,491      5.35
GENZYME CORPORATION*                      276,929     18,615,167      0.75
                                      ----------------------------------------------
                                                     150,544,658      6.10
                                      ----------------------------------------------

MEDICAL - HMO
UNITEDHEALTH GROUP, INC                 2,973,875    166,120,658      6.74
                                      ----------------------------------------------

MEDICAL INSTRUMENTS
MEDTRONIC, INC                            906,504     46,005,078      1.87
                                      ----------------------------------------------

MEDICAL LABS &
TESTING SERVICES
QUEST DIAGNOSTICS, INC                    286,896     14,717,765      0.60
                                      ----------------------------------------------

MEDICAL PRODUCTS
ZIMMER HOLDINGS, INC.*                    542,476     36,671,378      1.49
                                      ----------------------------------------------

NETWORKING PRODUCTS
CISCO SYSTEMS, INC.*                    1,171,013     25,375,852      1.03
                                      ----------------------------------------------


  * Non-income producing
    See notes to financial statements.

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


OIL - FIELD SERVICES
HALLIBURTON COMPANY                           501,369   $  36,609,964       1.48%
SCHLUMBERGER LTD                              381,456      48,280,886
                                                                            1.96
                                      ----------------------------------------------
                                                           84,890,850       3.44
                                      ----------------------------------------------

PROPERTY/CASUALTY INSURANCE
THE PROGRESSIVE CORPORATION                   206,300      21,508,838       0.87
                                      ----------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
THE ST. JOE COMPANY                           242,904      15,264,087       0.62
                                      ----------------------------------------------

REITS - MORTGAGE
KKR FINANCIAL CORPORATION                     451,399      10,124,880       0.41
                                      ----------------------------------------------

RETAIL - BUILDING PRODUCTS
THE HOME DEPOT, INC                         1,311,518      55,477,211       2.25
LOWE'S COMPANIES, INC                       1,567,346     100,999,776       4.09
                                      ----------------------------------------------
                                                          156,476,987       6.34
                                      ----------------------------------------------

RETAIL - DISCOUNT
TARGET CORPORATION                            711,404      37,000,122       1.50
                                      ----------------------------------------------

RETAIL - DRUG STORES
CVS CORPORATION                               528,533      15,787,281       0.64
WALGREEN CO                                   391,010      16,864,261       0.68
                                      ----------------------------------------------
                                                           32,651,542       1.32
                                      ----------------------------------------------

RETAIL - RESTAURANTS
STARBUCKS CORPORATION*                      1,189,236      44,762,843       1.81
YUM! BRANDS, INC                              930,820      45,479,865       1.84
                                      ----------------------------------------------
                                                           90,242,708       3.65
                                      ----------------------------------------------

THERAPEUTICS
AMYLIN PHARMACEUTICALS, INC.*                 754,018      36,909,181       1.50
                                      ----------------------------------------------

TRANSPORTATION - RAIL
BURLINGTON NORTHERN
   SANTA FE CORPORATION                       981,050      81,750,897       3.31
UNION PACIFIC CORPORATION                     575,911      53,761,292       2.18
                                      ----------------------------------------------
                                                          135,512,189       5.49
                                      ----------------------------------------------

TRANSPORTATION - SERVICES
FEDEX CORPORATION                             811,624      91,664,815       3.72
                                      ----------------------------------------------

WIRELESS EQUIPMENT
MOTOROLA, INC                               2,923,864      66,985,724       2.72
QUALCOMM, INC                               1,480,662      74,936,304       3.04
                                      ----------------------------------------------
                                                          141,922,028       5.76

TOTAL COMMON STOCKS
(COST $1,762,706,101)                                   2,339,395,645      94.85
                                      ----------------------------------------------


                                             NUMBER        MARKET            PERCENT
                                               OF           VALUE            OF NET
                                             SHARES      IN DOLLARS          ASSETS
-------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------


SSGA PRIME MONEY
   MARKET FUND, 4.62%                      95,334,609  $   95,334,609       3.87%
SSGA MONEY
   MARKET FUND, 4.35%                               1               1         --
                                      ----------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $95,334,610)                                         95,334,610       3.87
                                      ----------------------------------------------

TOTAL INVESTMENTS
(COST $1,858,040,711)                                   2,434,730,255      98.72

CASH AND OTHER
   ASSETS LESS LIABILITIES                                 31,666,260       1.28
                                      ----------------------------------------------
NET ASSETS                                             $2,466,396,515     100.00%
                                      ==============================================


  * Non-income producing.
    See notes to financial statements.

MARSICO GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   ASSETS
--------------------------------------------------------------------------------
   INVESTMENTS, AT VALUE (COST $1,858,041)       $2,434,730
   RECEIVABLE FOR INVESTMENTS SOLD                   15,701
   RECEIVABLE FOR CAPITAL STOCK SOLD                 40,302
   INTEREST AND DIVIDENDS RECEIVABLE                    943
   PREPAID EXPENSES AND OTHER ASSETS                    442
                                              -------------
   TOTAL ASSETS                                   2,492,118
                                              -------------
--------------------------------------------------------------------------------
   LIABILITIES
--------------------------------------------------------------------------------
   PAYABLE FOR INVESTMENTS PURCHASED                 21,573
   PAYABLE FOR CAPITAL STOCK REDEEMED                 1,158
   ACCRUED INVESTMENT ADVISORY FEE                    1,731
   ACCRUED DISTRIBUTION FEE                             435
   ACCRUED TRUSTEES' FEES                               357
   ACCRUED EXPENSES AND OTHER LIABILITIES               467
                                              -------------
   TOTAL LIABILITIES                                 25,721
                                              -------------

NET ASSETS                                       $2,466,397
                                              =============
--------------------------------------------------------------------------------
   NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
   PAID-IN-CAPITAL                               $1,954,458
   ACCUMULATED NET INVESTMENT LOSS                   (5,188)
   ACCUMULATED NET REALIZED LOSS ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS                  (59,654)
   NET UNREALIZED APPRECIATION ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSLATIONS              576,781
                                              -------------

NET ASSETS                                       $2,466,397
                                              =============

SHARES OUTSTANDING, $0.001 PAR VALUE
   (UNLIMITED SHARES AUTHORIZED)                    126,588

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                     $19.48
                                              =============


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006

(UNAUDITED)

(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   INVESTMENT INCOME
--------------------------------------------------------------------------------
   INTEREST                                          $1,810
   DIVIDENDS (NET OF $343 OF NON-RECLAIMABLE
     FOREIGN WITHHOLDING TAXES)                       7,400
                                              -------------
   TOTAL INVESTMENT INCOME                            9,210
                                              -------------
--------------------------------------------------------------------------------
   EXPENSES
--------------------------------------------------------------------------------
   INVESTMENT ADVISORY FEES                           9,663
   DISTRIBUTION FEES                                  2,842
   TRANSFER AGENT FEES AND EXPENSES                     999
   PRINTING AND POSTAGE EXPENSES                        162
   CUSTODY AND FUND ACCOUNTING FEES                     144
   FUND ADMINISTRATION FEES                             130
   PROFESSIONAL FEES                                     96
   FEDERAL AND STATE REGISTRATION FEES                   78
   MISCELLANEOUS                                         73
   TRUSTEES' FEES AND EXPENSES                           51
                                              -------------
   TOTAL EXPENSES                                    14,238
   LESS EXPENSES PAID INDIRECTLY                       (178)
                                              -------------
   NET EXPENSES                                      14,060
                                              -------------

NET INVESTMENT LOSS                                  (4,850)
                                              -------------
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
   NET REALIZED GAIN ON INVESTMENTS                  60,429
   NET REALIZED GAIN ON FOREIGN
     CURRENCY TRANSACTIONS                               --(1)
   CHANGE IN UNREALIZED APPRECIATION/
     DEPRECIATION ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSLATIONS                  111,103
                                              -------------
   NET GAIN ON INVESTMENTS                          171,532
                                              -------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $166,682
                                              =============

  * Not in thousands.
(1) Less than $1,000.
    See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SIX MONTHS                   YEAR
                                                                              ENDED 3/31/06                 ENDED
(AMOUNTS IN THOUSANDS)                                                         (UNAUDITED)                 9/30/05
----------------------------------------------------------------------------------------------------------------------
   OPERATIONS
----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                                          $(4,850)                  $(2,427)
   NET REALIZED GAIN ON INVESTMENTS                                              60,429                    13,226
   NET REALIZED GAIN ON OPTIONS WRITTEN                                              --                        42
   NET REALIZED GAIN ON FOREIGN CURRENCY TRANSACTIONS                                --(1)                  1,037
   CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
     ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS                           111,103                   201,230
                                                                         ---------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         166,682                   213,108
                                                                         ---------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SALE OF SHARES                                                 446,258                   834,350
   REDEMPTION FEES                                                                   27                        85
   REDEMPTION OF SHARES                                                        (272,238)                 (285,300)
                                                                         ---------------------------------------------

   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                                 174,047                   549,135
                                                                         ---------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                    340,729                   762,243
----------------------------------------------------------------------------------------------------------------------
   NET ASSETS
----------------------------------------------------------------------------------------------------------------------
BEGINNING OF PERIOD                                                           2,125,668                 1,363,425
                                                                         ---------------------------------------------

END OF PERIOD                                                                $2,466,397                $2,125,668
                                                                         =============================================

ACCUMULATED NET INVESTMENT LOSS                                                  (5,188)                     (338)
----------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES
----------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                                      23,614                    48,520
SHARES REDEEMED                                                                 (14,519)                  (16,522)
                                                                         ---------------------------------------------


NET INCREASE                                                                      9,095                    31,998
                                                                         =============================================



(1) Less than $1,000.
See notes to financial statements.

MARSICO GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                SIX MONTHS         YEAR          YEAR          YEAR        YEAR         YEAR
FOR A FUND SHARE OUTSTANDING                   ENDED 3/31/06       ENDED         ENDED        ENDED        ENDED        ENDED
THROUGHOUT THE PERIOD.                          (UNAUDITED)       9/30/05       9/30/04      9/30/03      9/30/02      9/30/01

NET ASSET VALUE, BEGINNING OF PERIOD                 $18.09        $15.95       $14.09       $11.88       $12.71       $20.82
-------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                (0.04)        (0.02)       (0.04)       (0.07)       (0.04)       (0.09)
   NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS                           1.43          2.16         1.90         2.28        (0.77)       (7.32)
                                             ----------------------------------------------------------------------------------
    TOTAL FROM INVESTMENT OPERATIONS                   1.39          2.14         1.86         2.21        (0.81)       (7.41)
                                             ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS & OTHER
-------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED GAINS                                    --            --           --           --           --        (0.70)
   TAX RETURN OF CAPITAL                                 --            --           --           --        (0.02)          --
REDEMPTION FEES [SEE NOTE 2(I)]                          --(1)         --(1)        --(1)        --           --           --
                                             ----------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS & OTHER                           --            --           --           --        (0.02)       (0.70)

NET ASSET VALUE, END OF PERIOD                       $19.48        $18.09       $15.95       $14.09       $11.88       $12.71
                                             ----------------------------------------------------------------------------------

TOTAL RETURN                                          7.68%(3)     13.42%       13.20%       18.60%      (6.42)%      (36.45)%
-------------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL DATA AND RATIOS
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS, END OF PERIOD (000S)              $2,466,397    $2,125,668   $1,363,425     $789,220     $641,974     $530,904

   RATIO OF EXPENSES TO AVERAGE NET ASSETS,
     BEFORE EXPENSES PAID INDIRECTLY                  1.25%(2)      1.26%        1.30%        1.38%        1.37%        1.33%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS, NET OF EXPENSES PAID INDIRECTLY        (0.43)%(2)    (0.14)%      (0.34)%      (0.62)%      (0.49)%      (0.53)%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS, BEFORE EXPENSES PAID INDIRECTLY        (0.44)%(2)    (0.16)%      (0.38)%      (0.67)%      (0.52)%      (0.55)%

   PORTFOLIO TURNOVER RATE                              33%(3)        72%          73%          91%         111%         120%



(1) Less than $0.01.
(2) Annualized.
(3) Not annualized for the six months ended March 31, 2006.
    See notes to financial statements.

MARSICO 21ST CENTURY FUND
INVESTMENT REVIEW BY CORY GILCHRIST (UNAUDITED)

I am pleased to report that the 21st Century Fund posted a total return of 19.41% for the six-month period ended March 31, 2006, substantially outperforming the S&P 500(R) Index, the Fund's primary benchmark index, which had a total return of 6.38% over the same period of time. The Russell 3000(R) Index, which is a proxy for the performance of publicly-traded US equity securities overall (and in some respects is a useful reflection of the Fund's all-capitalization approach), had a total return of 7.46%. Please see the Fund overview for more detailed information about the Fund's performance for various periods ended March 31, 2006.

THE PERFORMANCE DATA FOR THE FUND QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM.(1)

You should keep in mind that our views on all stocks discussed in this report are subject to change at any time and do not represent recommendations to buy or sell the stocks, and that the Fund may not necessarily hold these stocks today.(2)

Specific factors that contributed positively to the Fund's performance during the reporting period ended March 31, 2006 included:

     o STOCK SELECTION AND POSITIONING IN THE CONSUMER SERVICES INDUSTRY: The Fund's Consumer Services holdings gained 45% in aggregate (using the Global Industry Classification Standard ("GICS") industry classifications) during the six-month period. Specifically, the Fund's holdings in hotel/casino operators posted very strong results. Las Vegas Sands Corp. and Wynn Resorts Ltd. each gained more than 70% and Station Casinos posted a return of 21%. Restaurant operator Cheesecake Factory also performed well, gaining 20% for the period. Throughout the period, the Fund emphasized investments in the Consumer Services industry. This was a further positive factor contributing to the Fund's performance, as Consumer Services was among the stronger-performing industries of the S&P 500(R) Index with a return of 12%.

     o STOCK SELECTION AND POSITIONING IN THE INDUSTRIALS SECTOR: The Fund's holdings in the Capital Goods and Transportation industries performed well overall, gaining 20% and 41%, respectively, during the reporting period. The Fund's Capital Goods positions included Caterpillar, Inc. (+23%), mining equipment manufacturer Joy Global (+29%), aerospace parts manufacturer Precision Castparts (+24%), Cummins Engine, Inc. (+23% prior to being sold) and railcar manufacturer American Railcar Industries, Inc. (+53%). The Fund's Transportation-related investments also performed well, particularly railroad companies such as Burlington Northern Santa Fe (+40%) and Genesee & Wyoming, Inc. (+26%). Package and freight delivery companies FedEx and Expeditors International of Washington, Inc. each posted returns of 30% during the period. (Expeditors International of Washington, Inc. was sold prior to March 31, 2006.) An overweighted posture to Transportation-related companies further amplified the Fund's positive performance results, as the industry was among the top-performing groups in the benchmark index for the six-month period.

MARSICO 21ST CENTURY FUND

     o    STOCK  SELECTION  AND   POSITIONING  IN  THE  DIVERSIFIED   FINANCIALS
          INDUSTRY: The Fund's Diversified Financials positions gained more than 34% in aggregate. Electronic trading platform Chicago Mercantile Exchange (+33%), specialty investment banking company Jefferies Group, Inc. (+35%), Switzerland-based UBS AG (+28%), and Investors Financial Services (+35% prior to being sold) were among the Fund's best performing individual positions.

Certain individual Fund holdings also posted strong results, including Amylin Pharmaceuticals (+41%) and Google, Inc. (+26% prior to being sold).

The main areas that detracted materially from the Fund's performance over the past six months were our stock selection in the Consumer Durables industry group (particularly homebuilding-related holdings) and stock selection in the Real Estate and Health Care Equipment and Services industry groups. Our decision not to invest in the Materials and Telecommunication Services sectors also created a modest "opportunity cost" for the Fund as the sectors were among the best-performing areas of the US equity market for the six-month period ended March 31, 2006.

Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

As of March 31, 2006, the Fund's primary economic sector allocations were in the following areas: Financials, Industrials, Consumer Discretionary, and Health Care. The Fund had little or no exposure to Consumer Staples, Materials, Telecommunication Services, and Utilities.

Sincerely,


CORYDON J. GILCHRIST, CFA
PORTFOLIO MANAGER


(1) Total returns are based on net change in NAV assuming reinvestment of distributions. For the period prior to March 31, 2004, the performance returns for the Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced. For the period beginning April 2004 through January 2005, performance returns for the Fund would have been higher but for the reimbursement of fees waived previously. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the prospectus for more information.

(2) Portfolio composition is subject to change at any time, and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or industries mentioned in this report.

FUND OVERVIEW MARCH 31, 2006 (UNAUDITED)

THE 21ST CENTURY FUND INVESTS PRIMARILY IN COMMON STOCKS THAT ARE SELECTED FOR THEIR LONG-TERM GROWTH POTENTIAL. THE FUND MAY INVEST IN COMPANIES OF ANY SIZE, AND WILL NORMALLY HOLD A CORE POSITION OF BETWEEN 35 AND 50 COMMON STOCKS.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                        ONE YEAR            FIVE YEAR AVERAGE ANNUAL       AVERAGE ANNUAL SINCE INCEPTION
                                    (4/1/05-3/31/06)            (4/1/01-3/31/06)                  (2/1/00-3/31/06)
MARSICO 21ST CENTURY FUND                28.80%                     14.60%(1)                         6.11%(1)
S&P 500(R)   INDEX                       11.73%                      3.97%                            0.40%

---------------------------------------------------------------------------------------------------
   NET ASSETS                                     GROWTH OF $10,000(1)(2)  [CHART]
---------------------------------------------------------------------------------------------------
3/31/06                         $565,887,159                           21st           S&P 500(R)
----------------------------------------------                    Century Fund          Index
   NET ASSET VALUE                                                ------------------------------
----------------------------------------------
NET ASSET VALUE PER SHARE     $14.41
----------------------------------------------    31-Jan-00            10,000            10,000
   TOP FIVE HOLDINGS                              31-Mar-00            12,810            10,770
----------------------------------------------    30-Sep-00            10,860            10,383
AMYLIN PHARMACEUTICALS, INC.    6.00%             31-Mar-01             7,290             8,436
LAS VEGAS SANDS CORP.           4.67              30-Sep-01             6,260             7,619
UBS AG                          4.50              31-Mar-02             7,520             8,456
STATION CASINOS, INC.           4.37              30-Sep-02             6,540             6,058
WYNN RESORTS LTD.               4.32              31-Mar-03             6,540             6,362
----------------------------------------------    30-Sep-03             8,740             7,536
   SECTOR ALLOCATION(3)                           31-Mar-04            10,260             8,597
----------------------------------------------    30-Sep-04            10,200             8,582
FINANCIAL                      27.14%             31-Mar-05            11,190             9,172
INDUSTRIAL                     22.87              30-Sep-05            12,070             9,633
CONSUMER CYCLICAL              22.45              31-Mar-06            14,412            10,248
CONSUMER NON-CYCLICAL          19.90
COMMUNICATIONS                  4.99
ENERGY                          2.65



THE PERFORMANCE DATA QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.



    The performance included in the table and graph does not reflect the deduction of taxes on Fund distributions or the redemption of Fund shares.
(1) The performance returns for the 21st Century Fund (for the period prior to March 31, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning April 2004 through January 2005, performance returns for the 21st Century Fund would be higher but for the reimbursement of fees waived previously.
(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

MARSICO 21ST CENTURY FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS
-------------------------------------------------------------------------------------

AEROSPACE/DEFENSE
GENERAL DYNAMICS
   CORPORATION                                    211,681   $13,543,350       2.39%
                                       -------------------------------------------

APPAREL MANUFACTURERS
COACH, INC.*                                      221,126     7,646,537       1.35
                                       -------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
TOYOTA MOTOR
   CORPORATION SPON. ADR                          118,201    12,872,089       2.28
                                       -------------------------------------------

CASINO HOTELS
LAS VEGAS SANDS CORP.*                            466,413    26,426,961       4.67
STATION CASINOS, INC                              311,494    24,723,279       4.37
WYNN RESORTS LTD.*                                318,090    24,445,217       4.32
                                       -------------------------------------------
                                                             75,595,457      13.36
                                       -------------------------------------------

COAL
PEABODY ENERGY CORPORATION                         96,820     4,880,696       0.86
                                       -------------------------------------------

COMMERCIAL BANKS - NON-US
BANCO ITAU` HOLDING
   FINANCERIA S.A. ADR                            345,897    10,297,354       1.82
ICICI BANK LTD. SPON. ADR                         280,486     7,763,852       1.37
                                       -------------------------------------------
                                                             18,061,206       3.19
                                       -------------------------------------------

COMMERCIAL BANKS -
WESTERN US
UCBH HOLDINGS, INC                                367,350     6,950,262       1.23
                                       -------------------------------------------

COMMERCIAL SERVICES - FINANCE
CLAYTON HOLDINGS, INC.*                           269,700     5,685,276       1.00
                                       -------------------------------------------

ENGINEERING/R&D SERVICES
MCDERMOTT INTERNATIONAL, INC.*                    112,072     6,102,320       1.08
                                       -------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
JEFFERIES GROUP, INC                              242,748    14,200,758       2.51
UBS AG                                            231,578    25,437,786       4.50
                                       -------------------------------------------
                                                             39,638,544       7.01
                                       -------------------------------------------

FINANCE - OTHER SERVICES
CHICAGO MERCANTILE
   EXCHANGE HOLDINGS, INC                          35,280    15,787,800       2.79
                                       -------------------------------------------

FOOD - DAIRY PRODUCTS
DEAN FOODS COMPANY*                               173,131     6,722,677       1.19
                                       -------------------------------------------

MACHINERY - CONSTRUCTION/MINING
CATERPILLAR, INC                                  140,793    10,110,345       1.79
JOY GLOBAL, INC                                    87,852     5,250,914       0.93
                                       -------------------------------------------
                                                             15,361,259       2.72
                                       -------------------------------------------



                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


MACHINERY - FARM
DEERE & COMPANY                                    152,138   $12,026,509      2.13%
                                       -------------------------------------------

MEDICAL - BIOMEDICAL/GENETIC
DIVERSA CORPORATION*                               446,972     4,071,915      0.72
GENENTECH, INC.*                                   123,661    10,450,591      1.85
GENZYME CORPORATION*                               218,278    14,672,647      2.59
                                       -------------------------------------------
                                                              29,195,153      5.16
                                       -------------------------------------------

MEDICAL - DRUGS
ROCHE HOLDING AG                                    62,392     9,289,523      1.64
                                       -------------------------------------------

MEDICAL - HMO
UNITEDHEALTH GROUP, INC                            385,308    21,523,305      3.80
                                       -------------------------------------------

METAL PROCESSORS & FABRICATORS
PRECISION CASTPARTS CORP                           192,161    11,414,363      2.02
                                       -------------------------------------------

MISCELLANEOUS MANUFACTURING
AMERICAN RAILCAR
   INDUSTRIES, INC                                 240,644     8,439,385      1.49
                                       -------------------------------------------

OIL - FIELD SERVICES
SCHLUMBERGER LTD                                    67,204     8,506,010      1.50
                                       -------------------------------------------

REAL ESTATE
MANAGEMENT/SERVICES
CB RICHARD ELLIS GROUP, INC.*                      106,853     8,623,037      1.52
                                       -------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
THE ST. JOE COMPANY                                242,496    15,238,449      2.69
                                       -------------------------------------------

REITS - MORTGAGE
CRYSTAL RIVER
   CAPITAL, INC. 144A                              240,411     6,010,275      1.06
KKR FINANCIAL CORPORATION                          505,018    11,327,554      2.00
REDWOOD TRUST, INC                                 100,322     4,345,949      0.77
                                       -------------------------------------------
                                                              21,683,778      3.83
                                       -------------------------------------------

REITS - OFFICE PROPERTY
GOVERNMENT
   PROPERTIES TRUST, INC                           590,957     5,637,730      1.00
                                       -------------------------------------------

RETAIL - RESTAURANTS
THE CHEESECAKE FACTORY, INC.*                      333,234    12,479,613      2.21
CHIPOTLE MEXICAN
   GRILL, INC. CI. A*                               90,268     4,999,945      0.88
                                       -------------------------------------------
                                                              17,479,558      3.09
                                       -------------------------------------------

THERAPEUTICS
AMYLIN PHARMACEUTICALS, INC.*                      693,890    33,965,916      6.00
                                       -------------------------------------------

  * Non-income producing.
    See notes to financial statements.

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


TRANSPORTATION - RAIL
BURLINGTON NORTHERN
   SANTA FE CORPORATION                             203,048  $16,919,990      2.99%
GENESEE & WYOMING,
   INC. CL. A*                                      458,025   14,052,207      2.48
                                       -------------------------------------------
                                                              30,972,197      5.47
                                       -------------------------------------------

TRANSPORTATION - SERVICES
FEDEX CORPORATION                                   158,290   17,877,273      3.16
                                       -------------------------------------------

WIRELESS EQUIPMENT
MOTOROLA, INC                                       607,962   13,928,409      2.46
QUALCOMM, INC                                       223,695   11,321,204      2.00
                                       -------------------------------------------
                                                              25,249,613      4.46
                                       -------------------------------------------

TOTAL COMMON STOCKS
(COST $397,788,844)                                          505,969,272     89.41
                                       -------------------------------------------



                                                               MARKET       PERCENT
                                                 PRINCIPAL/     VALUE       OF NET
                                                  SHARES    IN DOLLARS      ASSETS
--------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS
--------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK,
   4.55%, 4/3/06                                  6,998,231   $6,998,231      1.24%
SSGA PRIME MONEY
   MARKET FUND, 4.62%                            25,480,562   25,480,562      4.50
SSGA MONEY
   MARKET FUND, 4.35%                            25,392,975   25,392,975      4.49
                                       -------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $57,871,768)                                            57,871,768     10.23
                                       -------------------------------------------

TOTAL INVESTMENTS
(COST $455,660,612)                                          563,841,040     99.64

CASH AND OTHER ASSETS
   LESS LIABILITIES                                            2,046,119      0.36
                                       -------------------------------------------

NET ASSETS                                                  $565,887,159    100.00%
                                       ===========================================


  * Non-income producing.
  + Security valued at fair value as determined in good faith by Marsico Capital
    Management, LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund's Board of Trustees. The security was purchased on March 9, 2005 for $6,010,275 and is considered to be restricted and illiquid due to resale restrictions. At March 31, 2006, the value of the Fund's restricted and illiquid securities was 1.06% of net assets.
    See notes to financial statements.

MARSICO 21ST CENTURY FUND
STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   ASSETS
--------------------------------------------------------------------------------
   INVESTMENTS, AT VALUE (COST $455,661)           $563,841
   RECEIVABLE FOR INVESTMENTS SOLD                    1,675
   RECEIVABLE FOR CAPITAL STOCK SOLD                  2,232
   INTEREST AND DIVIDENDS RECEIVABLE                    499
   PREPAID EXPENSES AND OTHER ASSETS                    217
                                               ------------
   TOTAL ASSETS                                     568,464
                                               ------------
--------------------------------------------------------------------------------
   LIABILITIES
--------------------------------------------------------------------------------
   PAYABLE FOR INVESTMENTS PURCHASED                  1,396
   PAYABLE FOR CAPITAL STOCK REDEEMED                   162
   ACCRUED INVESTMENT ADVISORY FEE                      384
   ACCRUED DISTRIBUTION FEE                             289
   ACCRUED TRUSTEES' FEES                               181
   ACCRUED EXPENSES AND OTHER LIABILITIES               165
                                               ------------
   TOTAL LIABILITIES                                  2,577
                                               ------------
NET ASSETS                                         $565,887
                                               ============
--------------------------------------------------------------------------------
   NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
   PAID-IN-CAPITAL                                 $467,849
   ACCUMULATED NET INVESTMENT LOSS                     (418)
   ACCUMULATED NET REALIZED LOSS ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS                   (9,793)
   NET UNREALIZED APPRECIATION ON INVESTMENTS       108,249
                                               ------------

NET ASSETS                                         $565,887
                                               ============

SHARES OUTSTANDING, $0.001 PAR VALUE
   (UNLIMITED SHARES AUTHORIZED)                     39,275

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                     $14.41
                                               ============


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006

(UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   INVESTMENT INCOME
--------------------------------------------------------------------------------
   INTEREST                                            $518
   DIVIDENDS (NET OF $100 OF NON-RECLAIMABLE
     FOREIGN WITHHOLDING TAXES)                       2,305
                                               ------------
   TOTAL INVESTMENT INCOME                            2,823
                                               ------------
--------------------------------------------------------------------------------
   EXPENSES
--------------------------------------------------------------------------------
   INVESTMENT ADVISORY FEES                           1,915
   DISTRIBUTION FEES                                    563
   TRANSFER AGENT FEES AND EXPENSES                     262
   FUND ADMINISTRATION FEES                              77
   CUSTODY AND FUND ACCOUNTING FEES                      60
   PRINTING AND POSTAGE EXPENSES                         56
   PROFESSIONAL FEES                                     33
   TRUSTEES' FEES AND EXPENSES                           33
   FEDERAL AND STATE REGISTRATION FEES                   25
   MISCELLANEOUS                                         15
                                               ------------
   TOTAL EXPENSES                                     3,039
   LESS EXPENSES PAID INDIRECTLY                         (1)
                                               ------------
   NET EXPENSES                                       3,038
                                               ------------

NET INVESTMENT LOSS                                    (215)
                                               ------------
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
   NET REALIZED GAIN ON INVESTMENTS                  27,477
   NET REALIZED LOSS ON FOREIGN
     CURRENCY TRANSACTIONS                             (116)
   CHANGE IN UNREALIZED APPRECIATION/
     DEPRECIATION ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSLATIONS                   53,057
                                               ------------
   NET GAIN ON INVESTMENTS                           80,418
                                               ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $80,203
                                               ============


  * Not in thousands.
    See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS                            YEAR
                                                                              ENDED 3/31/06                          ENDED
(AMOUNTS IN THOUSANDS)                                                         (UNAUDITED)                          9/30/05
------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                                            $(215)                             $(662)
   NET REALIZED GAIN ON INVESTMENTS                                              27,477                             14,704
   NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCY TRANSACTIONS                       (116)                               405
   CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
     ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS                            53,057                             30,495
                                                                        ------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          80,203                             44,942
                                                                        ------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                            (67)                                --
                                                                        ------------------------------------------------------

   TOTAL DISTRIBUTIONS                                                              (67)                                --
                                                                        ------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SALE OF SHARES                                                 161,705                            269,623
   PROCEEDS FROM REINVESTMENT OF DISTRIBUTIONS                                       64                                 --
   REDEMPTION FEES                                                                   22                                 35
   REDEMPTION OF SHARES                                                         (55,368)                          (151,500)
                                                                        ------------------------------------------------------

   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                                 106,423                            118,158
                                                                        ------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                    186,559                            163,100
------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
BEGINNING OF PERIOD                                                             379,328                            216,228
                                                                        ------------------------------------------------------

END OF PERIOD                                                                  $565,887                           $379,328
                                                                        ======================================================

ACCUMULATED NET INVESTMENT LOSS                                                    (418)                              (135)
------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES
------------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                                      12,044                             23,590
SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                        5                                 --
SHARES REDEEMED                                                                  (4,189)                           (13,372)
                                                                        ------------------------------------------------------

NET INCREASE                                                                     7,860                             10,218
                                                                        ======================================================



See notes to financial statements.

MARSICO 21ST CENTURY FUND
FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS        YEAR          YEAR         YEAR         YEAR         YEAR
FOR A FUND SHARE OUTSTANDING                     ENDED 3/31/06      ENDED        ENDED         ENDED        ENDED        ENDED
THROUGHOUT THE PERIOD.                            (UNAUDITED)     9/30/05       9/30/04       9/30/03      9/30/02      9/30/01

NET ASSET VALUE, BEGINNING OF PERIOD                 $12.07        $10.20        $8.74        $6.54        $6.26       $10.86
---------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT LOSS                                (0.01)        (0.01)       (0.04)       (0.04)       (0.08)       (0.08)
   NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS                           2.35          1.88         1.50         2.23         0.36        (4.52)
                                               ----------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                    2.34          1.87         1.46         2.19         0.28        (4.60)
                                               ----------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS & OTHER
---------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                 --(1)         --           --           --           --           --
   INCREASE FROM PAYMENT BY SERVICE PROVIDER             --            --           --         0.01           --           --
   REDEMPTION FEES [SEE NOTE 2(I)]                       --(1)         --(1)        --(1)        --           --           --
   TOTAL DISTRIBUTIONS & OTHER                           --            --           --         0.01           --           --

NET ASSET VALUE, END OF PERIOD                       $14.41        $12.07       $10.20        $8.74        $6.54        $6.26
                                               ----------------------------------------------------------------------------------

TOTAL RETURN                                         19.41%(4)     18.33%       16.70%       33.64%        4.47%     (42.36)%
---------------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL DATA AND RATIOS
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS, END OF PERIOD (000S)                $565,887      $379,328     $216,228     $104,038      $56,021      $60,124

   RATIO OF EXPENSES TO AVERAGE NET ASSETS,
     LESS WAIVERS AND BEFORE EXPENSES PAID
     INDIRECTLY, PLUS REIMBURSEMENTS OF
     PREVIOUSLY WAIVED EXPENSES                       1.35%(3)      1.39%        1.50%        1.55%(5)     1.50%        1.50%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE
     NET ASSETS, NET OF WAIVERS, EXPENSES PAID
     INDIRECTLY AND REIMBURSEMENTS OF PREVIOUSLY
     WAIVED EXPENSES                                (0.10)%(3)    (0.19)%      (0.48)%      (1.05)%      (0.89)%      (0.76)%

   RATIO OF EXPENSES TO AVERAGE NET ASSETS, BEFORE
     WAIVERS, EXPENSES PAID INDIRECTLY AND
     REIMBURSEMENTS OF PREVIOUSLY WAIVED EXPENSES     1.35%(3)      1.36%        1.44%         1.65%       1.60%         1.57%

   RATIO OF NET INVESTMENT LOSS TO AVERAGE NET
     ASSETS, BEFORE WAIVERS, EXPENSES PAID
     INDIRECTLY AND REIMBURSEMENTS OF PREVIOUSLY
     WAIVED EXPENSES                                (0.10)%(3)    (0.22)%      (0.42)%       (1.15)%     (0.99)%       (0.83)%

   PORTFOLIO TURNOVER RATE(2)                           71%(4)       175%         191%          236%        388%          399%


(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2006.
(5) See Note 3 for information regarding the voluntary fee waiver.
    See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT REVIEW BY JIM GENDELMAN (UNAUDITED)

The six-month period ended March 31, 2006 was a remarkably healthy period for international equities. I am pleased to report that the International Opportunities Fund ended the reporting period with a total return of (US$) 21.06%. The Fund substantially outperformed its primary benchmark index, the MSCI EAFE Index, which had a total return for the six-month period of 13.86% in dollar terms. Please see the Fund overview for more detailed information about the Fund's performance for various periods ended March 31, 2006.

THE PERFORMANCE DATA FOR THE FUND QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM.(1)

You should keep in mind that our views on all stocks discussed in this report are subject to change at any time and do not represent recommendations to buy or sell the stocks, and that the Fund may not necessarily hold these stocks today.(2)

The primary areas contributing to the Fund's outperformance as compared to the MSCI EAFE Index are summarized below:

          o STOCK SELECTION IN THE REAL ESTATE INDUSTRY: The Fund's real estate holdings gained, collectively, 63% during the reporting period ended March 31, 2006. Sumitomo Realty & Development, one of Japan's leading real estate operators, and Hypo Real Estate Holding, a German commercial real estate financing company, rose 87% and 35%, respectively. The Fund's positions in LeoPalace 21 Corp., a Japan-headquartered residential construction company, and Singapore-based real estate developer and management company Capitaland Ltd., also aided performance results.

          o    STOCK SELECTION AND POSITIONING IN THE TELECOMMUNICATION SERVICES
               SECTOR: America Movil SA, a mobile telecommunications provider in Latin America, posted a return of 33% for the period. This was the Fund's sole holding in the Telecommunication Services sector. Our decision to have an underweighted posture (as compared to the Fund's benchmark index) also added value, as the sector was the weakest-performing area in the index, declining by more than -7% (using Global Industry Classification Standard ("GICS") industry classifications).

          o STOCK SELECTION IN THE CONSUMER DISCRETIONARY SECTOR: The Fund's holdings in this sector had an aggregate return of 23% for the semi-annual period ended March 31, 2006. Specifically, performance benefited from several industry groups within this sector:

          o Automobiles & Components: Positions in Continental AG (+34%), a German auto-components company, and Toyota Motor (+20%), a Japanese car manufacturer, helped boost the Fund's overall return.

          o    Retailing:   Yamada   Denki,   a   Japan-headquartered   consumer
               electronics retailer, rose 51%.

          o Consumer Services: Carphone Warehouse plc, a UK-based provider of mobile communications products and services, gained 53%. British pub and restaurant operator Enterprise Inns plc rose 12%.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

          o STOCK SELECTION AND POSITIONING IN THE ENERGY SECTOR: Stock selection in this sector, coupled with an overall underweighted allocation to the Energy sector, aided performance for the period. The MSCI EAFE Index's Energy sector posted a modest decline of less than -1%, while the Fund's energy-related investments had an aggregate gain of +18%. Acergy, formerly Stolt Offshore (+35%), a provider of a variety of services to sub-sea oil and gas operations, posted strong results. Additional strength came from Petroleo Brasileiro (+21%), a Brazilian integrated oil and gas company, and Canadian oil and gas exploration and production company Talisman Energy (+9%).

          o STOCK SELECTION IN THE INDUSTRIALS SECTOR: Industrial companies performed well during the period and were among the Fund's strongest-performing individual holdings. These included Vallourec SA (+48%), a France-based manufacturer of carbon steel and alloy tubes, Canadian National Railway (+28%), Swiss power and automation company ABB Ltd. (+18%), and VINCI SA (+10% prior to being sold), a France-based construction contractor and infrastructure concessions operator.

Although the Fund's overall return for the six-month period ended March 31, 2006 exceeded its primary benchmark index, there were a few factors that had a negative effect on investment results. One involved certain of the Fund's Materials-related holdings. Overall, the Fund's investments Materials companies generated a strong return of 19%; however, the Fund's sector return lagged the benchmark index sector return of 22%. In particular, two of the Fund's Materials-related positions struggled. Cia Vale Rio Doce, a Brazilian mining and logistics company and Swiss chemicals company Syngenta declined by -13% and -2%, respectively, during the period. (Cia Vale Rio Doce was not held in the Fund as of March 31, 2006.)

A second factor that negatively impacted performance was the Fund's underweighted allocation to the Insurance industry. The Insurance industry was among the strongest performing industry groups of the MSCI EAFE Index for the period, rising by 23%. By abstaining from investments in insurance companies, the Fund missed the opportunity for potential gains such as those experienced by the benchmark index.

Finally, there were certain individual holdings that struggled during the period while they were held in the Fund. Precision Drilling, a Canadian drilling contractor, declined by -14% prior to being sold and consumer-related positions Esprit Holdings and EMI Group declined by -7% and -11%, respectively, during the reporting period. (EMI Group was sold during the period.)

Currency fluctuations may at times affect the Fund because its foreign holdings are denominated in foreign currencies whose value may rise or fall against the dollar. Such fluctuations were not a significant factor in the Fund's performance during the reporting period, however.

The International Opportunities Fund has tended to have a relatively high portfolio turnover level because of its investment style. Although the Fund may hold core positions for some time, it may change its portfolio composition quickly to take advantage of new opportunities, or to address issues affecting particular holdings.

As of March 31, 2006, the Fund's primary economic sector allocations included Financials, Consumer Discretionary, Industrials, and Materials. In terms of country allocations, the Fund's most significant weightings at period-end were Japan, Switzerland, Mexico, Canada, Germany, France, and the United Kingdom. As mentioned in previous shareholder reports, country-level weightings generally are a residual of the Fund's "bottom-up" stock selection process rather than a central facet of the investment strategy.

Sincerely,


JAMES G. GENDELMAN
PORTFOLIO MANAGER

(1) Total returns are based on net change in NAV assuming reinvestment of distributions. For the period prior to September 30, 2004, the performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would have been reduced. For the period beginning October 2004 through December 2005, performance returns for the Fund would be higher but for the reimbursement of fees waived previously. A redemption fee of 2% may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less. Please see the prospectus for more information.

    The MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (together referred to as "EAFE"). You cannot invest directly in an index. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in securities regulations and accounting standards, possible changes in taxation, limited public information, and other factors.

(2) Portfolio composition is subject to change at any time, and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or industries mentioned in this report.

MARSICO INTERNATIONAL OPPORTUNITIES FUND

FUND OVERVIEW MARCH 31, 2006 (UNAUDITED)

THE INTERNATIONAL OPPORTUNITIES FUND INVESTS PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES THAT ARE SELECTED FOR THEIR LONG-TERM GROWTH POTENTIAL. THE FUND MAY INVEST IN COMPANIES OF ANY SIZE THROUGHOUT THE WORLD. IT NORMALLY INVESTS IN THE SECURITIES OF ISSUERS THAT ARE ECONOMICALLY TIED TO ONE OR MORE FOREIGN COUNTRIES, AND EXPECTS TO BE INVESTED IN VARIOUS ISSUERS OR SECURITIES THAT TOGETHER HAVE TIES TO AT LEAST FOUR DIFFERENT FOREIGN COUNTRIES. SOME ISSUERS OR SECURITIES IN THE FUND'S PORTFOLIO MAY BE BASED IN OR ECONOMICALLY TIED TO THE UNITED STATES. THE FUND WILL NORMALLY HOLD A CORE POSITION OF BETWEEN 35 AND 50 COMMON STOCKS.

--------------------------------------------------------------------------------
   PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


                                                   ONE YEAR       FIVE YEAR AVERAGE ANNUAL   AVERAGE ANNUAL SINCE INCEPTION
                                               (4/1/05-3/31/06)       (4/1/01-3/31/06)              (6/30/00-3/31/06)
MARSICO INTERNATIONAL OPPORTUNITIES FUND               34.98%(1)              14.49%(1)                     8.86%(1)
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX        24.41%                  9.63%                        3.56%
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                        GROWTH OF $10,000(1)(2)
----------------------------------------------------------------------------------------------------------------------------
3/31/06                      $448,580,855                        Internationl           Morgan Stanley
                                                                Opportunities       Capital International
   NET ASSET VALUE                                                   Fund                 EAFE Index
                                                                ------------             ------------
NET ASSET VALUE PER SHARE     $15.63             30-Jun-00           10,000                   10,000
-----------------------------------------------  30-Sep-00           10,360                    9,193
   TOP FIVE HOLDINGS                             31-Mar-01            8,283                    7,720
-----------------------------------------------  30-Sep-01            7,011                    6,570
CEMEX S.A. ADR                  3.98%            31-Mar-02            8,542                    7,064
CONTINENTAL AG                  3.91             30-Sep-02            7,248                    5,550
AMERICA MOVIL                                    31-Mar-03            7,040                    5,422
  S.A. DE C.V. ADR              3.72             30-Sep-03            9,101                    6,993
ERICSSON (LM) TEL-SP ADR        3.71             31-Mar-04           11,493                    8,542
UBS AG                          3.40             30-Sep-04           11,006                    8,537
-----------------------------------------------  31-Mar-05           12,072                    9,829
   SECTOR ALLOCATION(3)                          30-Sep-05           13,460                   10,739
-----------------------------------------------  31-Mar-06           16,295                   12,228
FINANCIAL                      22.28%
INDUSTRIAL                     19.60
CONSUMER CYCLICAL              19.18             The performance included in the table and graph do not reflect the
CONSUMER NON-CYCLICAL          11.71             deduction of taxes on Fund distributions or the redemption of Fund shares.
COMMUNICATIONS                 11.08
ENERGY                          6.72
BASIC MATERIALS                 5.12
UTILITIES                       2.52
DIVERSIFIED                     1.79



THE PERFORMANCE DATA QUOTED HERE REPRESENT PAST PERFORMANCE, AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 888-860-8686 OR VISIT WWW.MARSICOFUNDS.COM. A redemption fee may be imposed on redemptions or exchanges of Fund shares owned for 30 days or less.



(1) The performance returns for the International Opportunities Fund (for the period prior to September 30, 2004) reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced. For the period beginning October 2004 through December 2005, performance returns for the International Opportunities Fund would be higher but for the reimbursement of fees waived previously.
(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Total returns are based on net change in NAV, assuming reinvestment of distributions.
(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)


                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS
-------------------------------------------------------------------------------------


ADVERTISING SERVICES
JC DECAUX S.A.*                                160,394     $ 4,340,358        0.97%
                                       -------------------------------------------

AGRICULTURAL CHEMICALS
SYNGENTA AG                                     77,887      10,945,345        2.44
                                       -------------------------------------------

AUTOMOTIVE - CARS/LIGHT TRUCKS
TOYOTA MOTOR
   CORPORATION SPON. ADR                       186,100      10,166,720        2.27
                                       -------------------------------------------

BEVERAGES - WINE/SPIRITS
DIAGEO PLC                                     550,115       8,664,049        1.93
                                       -------------------------------------------

BROADCAST
SERVICES/PROGRAMMING
GRUPO TELEVISA S.A. ADR                        210,308       4,185,129        0.93
                                       -------------------------------------------

BUILDING -
RESIDENTIAL/COMMERCIAL
MISAWA HOMES HOLDINGS, INC.*                    69,500       3,489,762        0.78
                                       -------------------------------------------

BUILDING PRODUCTS -
CEMENT/AGGREGATES
CEMEX S.A. ADR                                 273,737      17,869,551        3.98
                                       -------------------------------------------

CELLULAR TELECOMMUNICATIONS
AMERICA MOVIL
   S.A. DE C.V. ADR                            487,010      16,684,963        3.72
                                       -------------------------------------------

CHEMICALS - SPECIALTY
LONZA GROUP AG                                 153,883      10,546,885        2.35
                                       -------------------------------------------

COMMERCIAL BANKS - NON-US
ANGLO IRISH BANK
   CORPORATION PLC                             259,780       4,281,474        0.95
ERSTE BANK DER OESTERREICHISCHEN
   SPARKASSEN AG                               117,714       6,941,429        1.55
ERSTE BANK DER OESTERREICHISCHEN
   SPARKASSEN AG 144A*                          29,606       1,722,503        0.38
ICICI BANK LTD. SPON. ADR                      277,201       7,672,924        1.71
MITSUBISHI UFJ
   FINANCIAL GROUP, INC                            641       9,802,889        2.19
UNIBANCO HOLDINGS
   S.A. ADR                                     78,068       5,770,006        1.29
                                       -------------------------------------------
                                                            36,191,225        8.07
                                       -------------------------------------------

DISTRIBUTION/WHOLESALE
ESPRIT HOLDINGS, LTD                           690,000       5,371,207        1.20
                                       -------------------------------------------

DIVERSIFIED OPERATIONS
LVMH MO`T HENNESSY
   LOUIS VUITTON SA                             76,819       7,531,229        1.68
                                       -------------------------------------------



                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


ELECTRONIC
COMPONENTS - MISCELLANEOUS
FANUC LTD                                         47,014    $ 4,525,647       1.01%
MURATA MANUFACTURING
   COMPANY LTD                                    64,400      4,360,816       0.97
NIPPON ELECTRIC
   GLASS CO., LTD                                300,000      7,468,139       1.66
                                       -------------------------------------------
                                                             16,354,602       3.64
                                       -------------------------------------------
ELECTRONIC COMPONENTS -
SEMICONDUCTORS
SAMSUNG ELECTRONICS CO., LTD.                     13,040      8,455,331       1.88
                                       -------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS
ADVANTEST CORPORATION                             36,900      4,398,530       0.98
                                       -------------------------------------------

ENGINEERING/R&D SERVICES
ABB LTD.*                                        882,085     11,130,517       2.48
                                       -------------------------------------------

FINANCE - CREDIT CARD
CREDIT SAISON CO., LTD                           127,200      7,035,446       1.57
                                       -------------------------------------------

FINANCE - INVESTMENT
BANKER/BROKER
UBS AG                                           138,803     15,246,876       3.40
                                       -------------------------------------------

FOOD - RETAIL
METRO AG                                          77,244      3,960,559       0.88
                                       -------------------------------------------

HOTELS & MOTELS
SHANGRI-LA ASIA LTD                            3,781,003      6,091,200       1.36
                                       -------------------------------------------

IMPORT/EXPORT
MARUBENI CORPORATION                             847,000      4,432,897       0.99
                                       -------------------------------------------

LEISURE & RECREATION PRODUCTS
SEGA SAMMY HOLDINGS, INC                         210,452      8,546,819       1.91
                                       -------------------------------------------

MACHINERY - GENERAL INDUSTRIAL
SHANGHAI ELECTRIC
   GROUP COMPANY LTD.*                           595,621        251,401       0.06
                                       -------------------------------------------

MEDICAL - DRUGS
CSL LTD                                          155,021      6,070,581       1.35
ROCHE HOLDING AG                                  55,552      8,271,118       1.84
                                       -------------------------------------------
                                                             14,341,699       3.19
                                       -------------------------------------------

MORTGAGE BANKS
HYPO REAL ESTATE HOLDING AG                      192,985     13,229,956       2.95
                                       -------------------------------------------

OIL - FIELD SERVICE
ACERGY S.A.*                                     317,465      4,989,455       1.11
                                       -------------------------------------------

OIL COMPANIES -
EXPLORATION & PRODUCTION
CNOOC LTD. ADR                                    51,811      4,050,584       0.90
TALISMAN ENERGY, INC                             242,962     12,902,773       2.88
                                       -------------------------------------------
                                                             16,953,357       3.78
                                       -------------------------------------------



*Non-income producing.
See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED) (CONTINUED)


                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   COMMON STOCKS continued
-------------------------------------------------------------------------------------


OIL COMPANIES - INTEGRATED
PETROLEO BRASILEIRO S.A. ADR                     72,558    $ 6,288,602        1.40%
                                       -------------------------------------------

REAL ESTATE
OPERATING/DEVELOPMENT
CAPITALAND LTD                                2,322,000      6,955,151        1.55
GAFISA S/A.*                                    199,487      2,136,834        0.48
LEOPALACE 21 CORPORATION                        152,186      5,715,056        1.27
SUMITOMO REALTY &
   DEVELOPMENT CO., LTD                         254,000      7,035,174        1.57
                                       -------------------------------------------
                                                            21,842,215        4.87
                                       -------------------------------------------

RETAIL - CONSUMER ELECTRONICS
THE CARPHONE
   WAREHOUSE PLC                                877,158      4,709,078        1.05
YAMADA DENKI COMPANY, LTD                        77,100      8,889,099        1.98
                                       -------------------------------------------
                                                            13,598,177        3.03
                                       -------------------------------------------

RETAIL - DRUG STORES
SHOPPERS DRUG MART
   CORPORATION                                  307,021     11,685,647        2.61
                                       -------------------------------------------

RETAIL - MISCELLANEOUS/DIVERSIFIED
THE SEIYU, LTD.*                              2,573,000      6,864,248        1.53
                                       -------------------------------------------

RETAIL - PUBS
ENTERPRISE INNS PLC                             553,429      9,153,737        2.04
                                       -------------------------------------------

RUBBER - TIRES
CONTINENTAL AG                                  159,372     17,546,303        3.91
                                       -------------------------------------------

SOAP & CLEANING PREPARATIONS
RECKITT BENCKISER PLC                           298,970     10,523,656        2.35
                                       -------------------------------------------

STEEL PIPE & TUBE
VALLOUREC S.A                                    11,103     10,723,766        2.39
                                       -------------------------------------------

TRANSPORTATION - RAIL
CANADIAN NATIONAL
   RAILWAY CO                                   290,210     13,140,709        2.93
                                       -------------------------------------------

WATER
VEOLIA ENVIRONMENT                              190,193     10,563,141        2.35
                                       -------------------------------------------

WIRELESS EQUIPMENT
ERICSSON (LM) TEL-SP ADR                        440,861     16,629,277        3.71
                                       -------------------------------------------

TOTAL COMMON STOCKS
(COST $333,870,437)                                        419,964,546       93.62
                                       -------------------------------------------


                                                 NUMBER        MARKET        PERCENT
                                                   OF           VALUE        OF NET
                                                 SHARES      IN DOLLARS      ASSETS
-------------------------------------------------------------------------------------
   OPTIONS PURCHASED
-------------------------------------------------------------------------------------


SYNGENTA AG - PUT OPTION,
   EXPIRES 5/23/06*                              15,320 $       19,273          --%
                                       -------------------------------------------

TOTAL OPTIONS PURCHASED
(COST $16,825)                                                  19,273          --
                                       -------------------------------------------


-------------------------------------------------------------------------------------
   SHORT-TERM INVESTMENTS
-------------------------------------------------------------------------------------

SSGA PRIME MONEY
   MARKET FUND, 4.62%                        20,173,296     20,173,296        4.50
SSGA MONEY
   MARKET FUND, 4.35%                         7,494,030      7,494,030        1.67
                                       -------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $27,667,326)                                          27,667,326        6.17
                                       -------------------------------------------

TOTAL INVESTMENTS
(COST $361,554,588)                                        447,651,145       99.79

CASH AND OTHER
   ASSETS LESS LIABILITIES                                     929,710        0.21
                                       -------------------------------------------

NET ASSETS                                                $448,580,855      100.00%
                                       ===========================================


--------------------------------------------------------------------------------
   SUMMARY OF INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------

                                                    PERCENT
                                                       OF
                                          MARKET   INVESTMENT
COUNTRY                                    VALUE   SECURITIES
-------------------------------------------------------------------

AUSTRALIA                               $6,070,581     1.4%
AUSTRIA                                  8,663,932     1.9
BRAZIL                                  14,195,442     3.2
CANADA                                  37,729,129     8.4
FRANCE                                  44,123,112     7.4
GERMANY                                 34,736,818     7.8
HONG KONG                               15,764,392     3.5
INDIA                                    7,672,924     1.7
IRELAND                                  4,281,474     1.0
JAPAN                                   92,731,242    20.7
MEXICO                                  38,739,643     8.6
NORWAY                                   4,989,455     1.1
SINGAPORE                                6,955,151     1.5
SOUTH KOREA                              8,455,331     1.9
SWEDEN                                  16,629,277     3.7
SWITZERLAND                             45,195,396    12.6
UNITED KINGDOM                          33,050,520     7.4
UNITED STATES(1)                        27,667,326     6.2
                                   ----------------------------
TOTAL                                 $447,651,145   100.0%
                                   ----------------------------


  * Non-income producing.
(1) Includes short-term securities.
    See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   ASSETS
--------------------------------------------------------------------------------
   INVESTMENTS, AT VALUE (COST $361,555)           $447,651
   RECEIVABLE FOR INVESTMENTS SOLD                       --(1)
   RECEIVABLE FOR CAPITAL STOCK SOLD                  1,906
   INTEREST AND DIVIDENDS RECEIVABLE                    847
   PREPAID EXPENSES AND OTHER ASSETS                    170
                                               ------------
   TOTAL ASSETS                                     450,574
                                               ------------
--------------------------------------------------------------------------------
   LIABILITIES
--------------------------------------------------------------------------------
   PAYABLE FOR INVESTMENTS PURCHASED                  1,181
   PAYABLE FOR CAPITAL STOCK REDEEMED                   124
   ACCRUED INVESTMENT ADVISORY FEE                      305
   ACCRUED DISTRIBUTION FEE                             201
   ACCRUED TRUSTEES' FEES                               129
   ACCRUED EXPENSES AND OTHER LIABILITIES                53
                                               ------------
   TOTAL LIABILITIES                                  1,993
                                               ------------

NET ASSETS                                         $448,581
                                               ============
--------------------------------------------------------------------------------
   NET ASSETS CONSIST OF
--------------------------------------------------------------------------------
   PAID-IN-CAPITAL                                 $348,928
   ACCUMULATED NET INVESTMENT LOSS                     (661)
   ACCUMULATED NET REALIZED GAIN ON
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS   14,160
   NET UNREALIZED APPRECIATION ON INVESTMENTS        86,154
                                               ------------

NET ASSETS                                         $448,581
                                               ============

SHARES OUTSTANDING, $0.001 PAR VALUE
(UNLIMITED SHARES AUTHORIZED)                        28,702

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)*                     $15.63



STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006

(UNAUDITED)


(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
   INVESTMENT INCOME
--------------------------------------------------------------------------------
   INTEREST                                            $293
   DIVIDENDS (NET OF $286 OF NON-RECLAIMABLE
     FOREIGN WITHHOLDING TAXES)                       1,655
                                               ------------
   TOTAL INVESTMENT INCOME                            1,948
                                               ------------
--------------------------------------------------------------------------------
   EXPENSES
--------------------------------------------------------------------------------
   INVESTMENT ADVISORY FEES                           1,396
   DISTRIBUTION FEES                                    411
   CUSTODY AND FUND ACCOUNTING FEES                     153
   TRANSFER AGENT FEES AND EXPENSES                     128
   FUND ADMINISTRATION FEES                              84
   TRUSTEES' FEES AND EXPENSES                           23
   PRINTING AND POSTAGE EXPENSES                         21
   FEDERAL AND STATE REGISTRATION FEES                   18
   PROFESSIONAL FEES                                     13
   MISCELLANEOUS                                          8
                                               ------------
   TOTAL EXPENSES                                     2,255
   RECOVERY OF PREVIOUSLY WAIVED EXPENSES               101
   LESS EXPENSES PAID INDIRECTLY                         --(1)
                                               ------------
   NET EXPENSES                                       2,356
                                               ------------

NET INVESTMENT INCOME                                  (408)
                                               ------------
--------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
   NET REALIZED GAIN ON INVESTMENTS                  21,289
   NET REALIZED LOSS ON FOREIGN
     CURRENCY TRANSACTIONS                           (3,282)
   CHANGE IN UNREALIZED APPRECIATION/
     DEPRECIATION ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSLATIONS                   45,387
                                               ------------
   NET GAIN ON INVESTMENTS                           63,394
                                               ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $62,986
                                               ============


  * Not in thousands.
(1) Less than $1,000.
    See notes to financial statements.

MARSICO INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS                            YEAR
                                                                              ENDED 3/31/06                         ENDED
(AMOUNTS IN THOUSANDS)                                                         (UNAUDITED)                          9/30/05
--------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                  $(408)                            $2,216
   NET REALIZED GAIN ON INVESTMENTS                                             21,289                              4,461
   NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS                           (3,282)                            (1,206)
   CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION
     ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS                           45,387                             30,413
                                                                        --------------------------------------------------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         62,986                             35,884
                                                                        --------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                                        (2,078)                                --
                                                                        --------------------------------------------------------

   TOTAL DISTRIBUTIONS                                                          (2,078)                                --
                                                                        --------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
   PROCEEDS FROM SALE OF SHARES                                                166,302                            165,245
   PROCEEDS FROM REINVESTMENT OF DISTRIBUTIONS                                   1,980                                 --
   REDEMPTION FEES                                                                  18                                 11
   REDEMPTION OF SHARES                                                        (43,149)                           (44,780)
                                                                        --------------------------------------------------------

   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                                125,151                            120,476
                                                                        --------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                   186,059                            156,360
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
BEGINNING OF PERIOD                                                            262,522                            106,162
                                                                        --------------------------------------------------------

END OF PERIOD                                                                 $448,581                           $262,522
                                                                        ========================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                          (661)                             1,824
--------------------------------------------------------------------------------------------------------------------------------
   TRANSACTIONS IN SHARES
--------------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                                      11,432                             14,012
SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                      141                                 --
SHARES REDEEMED                                                                  (3,057)                            (3,810)
                                                                        --------------------------------------------------------

NET INCREASE                                                                     8,516                             10,202
                                                                        ========================================================

    See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS         YEAR          YEAR         YEAR         YEAR         YEAR
FOR A FUND SHARE OUTSTANDING                   ENDED 3/31/06       ENDED        ENDED         ENDED        ENDED        ENDED
THROUGHOUT THE PERIOD.                          (UNAUDITED)       9/30/05       9/30/04       9/30/03      9/30/02      9/30/01

NET ASSET VALUE, BEGINNING OF PERIOD                 $13.00        $10.63        $8.80        $7.00        $6.78       $10.36
--------------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                       (0.01)         0.11         0.01         0.02        (0.02)          --
NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS                           2.74          2.26         1.82         1.78         0.19        (3.27)
                                              ----------------------------------------------------------------------------------
   TOTAL FROM INVESTMENT OPERATIONS                    2.73          2.37         1.83         1.80         0.17        (3.27)
                                              ----------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS & OTHER
--------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                              (0.10)           --           --           --        (0.01)       (0.04)
   NET REALIZED GAINS                                    --            --           --           --           --        (0.27)
   REDEMPTION FEES [SEE NOTE 2(I)]                       --(1)         --(1)        --(1)        --(1)      0.05           --
   PAYMENT BY AFFILIATE                                  --            --           --           --         0.01           --
                                              ----------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS & OTHER                        (0.10)           --           --           --         0.05        (0.31)

NET ASSET VALUE, END OF PERIOD                       $15.63        $13.00       $10.63        $8.80        $7.00        $6.78
                                              ----------------------------------------------------------------------------------

TOTAL RETURN                                         21.06%(4)     22.30%       20.80%       25.71%        3.37%     (32.32)%
--------------------------------------------------------------------------------------------------------------------------------
   SUPPLEMENTAL DATA AND RATIOS
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS, END OF PERIOD (000S)                $448,581      $262,522     $106,162      $28,409      $20,632      $17,609

   RATIO OF EXPENSES TO AVERAGE NET ASSETS,
     LESS WAIVERS AND BEFORE EXPENSES PAID
     INDIRECTLY, PLUS REIMBURSEMENTS OF PREVIOUSLY
     WAIVED EXPENSES                                  1.43%(3)      1.60%        1.60%        1.68%(5)     1.60%        1.60%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO
     AVERAGE NET ASSETS, NET OF WAIVERS, EXPENSES
     PAID INDIRECTLY AND REIMBURSEMENTS OF
     PREVIOUSLY WAIVED EXPENSES                     (0.25)%(3)      1.19%        0.07%        0.18%      (0.25)%        0.05%

   RATIO OF EXPENSES TO AVERAGE NET ASSETS,
     BEFORE WAIVERS, EXPENSES PAID INDIRECTLY AND
     REIMBURSEMENTS OF PREVIOUSLY WAIVED EXPENSES     1.37%(3)      1.49%        1.68%        2.31%        2.07%        2.60%

   RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
     NET ASSETS, BEFORE WAIVERS, EXPENSES PAID
     INDIRECTLY AND REIMBURSEMENTS OF PREVIOUSLY
     WAIVED EXPENSES                                (0.19)%(3)      1.30%        0.00%      (0.45)%      (0.73)%      (0.94)%

   PORTFOLIO TURNOVER RATE(2)                           52%(4)       154%         105%         211%         192%         534%


(1) Less than $0.01.
(2) Portfolio turnover is greater than most funds due to the investment style of the Fund.
(3) Annualized.
(4) Not annualized for the six months ended March 31, 2006.
(5) See Note 3 for information regarding the voluntary fee waiver.

MARSICO FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2006 (UNAUDITED)


 1.ORGANIZATION
   The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. Affiliates of the Adviser hold approximately 5% of the 21st Century Fund and 6% of the International Opportunities Fund as of March 31, 2006.


2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year information has been reformatted to conform to the current year presentation.

   (a) Investment Valuation--A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds' portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500(R) Index.

   (b) Expenses--The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Waiver of Expenses and Expenses Paid Indirectly in the Statement of Operations.

       Brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $409,504 and $175,273 for the Focus Fund and Growth Fund, respectively, for the six months ended March 31, 2006. Also, the Funds received credits on certain custody account balances which reduced certain transfer agent fees and expenses in the amount of $4,859, $2,706, $536 and $391 for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively, for the six months ended March 31, 2006. Brokerage commission credits and custody account earnings credits are included in Expenses Paid Indirectly on the Statements of Operations.

   (c) Federal Income Taxes--Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

   (d) Distributions to Shareholders--Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, deferred trustees compensation, net operating losses and post-October capital losses.

   (e) Foreign Currency Translation--The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

       Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

       The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

   (f) Forward Currency Contracts and Futures Contracts--The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

       Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

       Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

       Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

       The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

MARSICO FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2006 (UNAUDITED) (CONTINUED)

   (g) Options Contracts--The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

       The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counter-party not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

       When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.


   (h) Trustees' Compensation--Effective February 1, 2000, the Board of Trustees adopted the Marsico Investment Fund Deferred Fee Plan, amended and restated as of December 30, 2005 (the "Deferred Fee Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The Trustees are deemed to be notionally invested in the Funds until distribution in accordance with the Deferred Fee Plan. Included in the Trustees' Fees and Expenses on the Statement of Operations is the unrealized appreciation of $157,470, $70,654, $55,481 and $45,683 related to the mark-to-market of the shares of the Deferred Fee Plan for the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund, respectively.

   (i) Redemption Fee--For shares purchased on or after January 30, 2004, a 2.00% redemption fee is retained by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on certain redemptions or exchanges of shares held 30 days or less from their purchase date. Prior to January 30, 2004, a 2.00% redemption fee was imposed on redemptions or exchanges of shares of the International Opportunities Fund held three months or less from their purchase date. Redemption fees are recorded by the Funds as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended March 31, 2006, the Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund received $27,374, $27,606, $22,495 and $17,854, respectively, in redemption fees.

   (j) Other--Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

   (k) Indemnifications--In the normal course of business, the Funds enter into contracts that contain provisions indemnifying other parties against specified potential liabilities. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


 3.INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS
   WITH AFFILIATES
   The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated for managing the Focus Fund and the Growth Fund at the rate of 0.85% per year of average daily net assets up to $3 billion in each Fund, and 0.75% per year of average daily net assets exceeding $3 billion in each Fund; and at a rate of 0.85% of the average daily net assets of the 21st Century Fund and the International Opportunities Fund. Prior to November 11, 2004, the Adviser was compensated for managing the Focus Fund and the Growth Fund at a rate of 0.85% of average daily net assets of each Fund. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth and 21st Century Funds' average daily net assets until December 31, 2006. This fee waiver is voluntary and may be terminated at any time.

   The voluntary waiver of expenses for the year ended September 30, 2003 excludes as an extraordinary item the unrealized appreciation of $30,090 and $17,937, respectively, for the 21st Century Fund and International Opportunities Fund related to the mark-to-market of the shares of the Deferred Fee Plan. As a result, the unrealized appreciation is retained by the Funds in accordance with the Deferred Fee Plan. For periods subsequent to September 30, 2003, unrealized appreciation/depreciation of Fund shares in the Deferred Fee Plan will be subject to the Funds' expense reimbursement agreement with the Adviser.

   The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.
   For the six months ended March 31, 2006, the Adviser recovered previously waived fees of $101,347 in the International Opportunities Fund.

   Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2006, none of the Funds paid brokerage commissions to Banc of America Securities.


 4.SERVICE AND DISTRIBUTION PLAN

   The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

MARSICO FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2006 (UNAUDITED) (CONTINUED)


 5.INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2006, were as follows:

                                                                                             21st            International
                                                   Focus                Growth              Century          Opportunities
   (Amounts in thousands)                          Fund                  Fund                Fund                Fund
---------------------------------------------------------------------------------------------------------------------------

   Purchases                                   $1,785,068              $850,211            $353,622            $266,124
   Sales                                       $1,629,855              $712,371            $305,686            $165,103

   There were no purchases or sales of U.S. government securities.
---------------------------------------------------------------------------------------------------------------------------

 6.FEDERAL INCOME TAX INFORMATION

   At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
                                                                                             21st            International
                                                   Focus                Growth              Century          Opportunities
   (Amounts in thousands)                          Fund                  Fund                Fund                Fund
---------------------------------------------------------------------------------------------------------------------------

   Cost of investments                          $3,391,525           $1,863,750            $455,951            $363,678
---------------------------------------------------------------------------------------------------------------------------
   Gross unrealized appreciation                 1,161,834              591,666             112,050              84,374
   Gross unrealized depreciation                   (30,935)             (20,686)             (4,160)               (401)
   Net unrealized appreciation on investments   $1,130,899             $570,980            $107,890             $83,973

   The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency transactions.

   The Focus, Growth, and International Opportunities Funds had realized currency losses (in thousands) from transactions between November 1, 2004 and September 30, 2005 of $76, $15, and $125, respectively. Post-October currency losses and capital losses are treated as arising in the Funds' next fiscal year.

   At September 30, 2005, the Focus, Growth, 21st Century and International Opportunities Funds had accumulated capital loss carryforwards (in thousands) of $173,667, $118,864, $36,559 and $1,519, with $0, $0, $8,036 and $0 expiring in 2009, $86,197, $40,272, $28,523 and $1,441 expiring in 2010 and
   $87,470, $78,593, $0 and $78 expiring in 2011, respectively. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.

   The Focus, Growth, 21st Century and International Opportunities Funds utilized (in thousands) $119,576, $14,183, $14,115 and $4,326, respectively, of its capital loss carryforwards during the year ended September 30, 2005.

   As of September 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:


                                                                                             21st            International
                                                   Focus                Growth              Century          Opportunities
   (Amounts in thousands)                          Fund                  Fund                Fund                Fund
----------------------------------------------------------------------------------------------------------------------------

   Undistributed ordinary income (deficit)          $(577)                $(272)               $(94)             $1,862
   Undistributed long-term capital gains               --                    --                  --                 --
----------------------------------------------------------------------------------------------------------------------------
   Tax accumulated earnings (deficit)                (577)                 (272)                (94)              1,862
   Accumulated capital and other losses          (173,667)             (118,864)            (36,559)             (1,519)
   Unrealized appreciation on investments         959,972               464,393              54,555              38,400
   TOTAL ACCUMULATED EARNINGS (DEFICIT)          $785,728              $345,257             $17,902             $38,743


   Undistributed ordinary income (deficit) consists primarily of post-October currency losses and deferred Trustees' compensation.

7. RESULTS OF SHAREHOLDER MEETING

A special meeting of shareholders of the Trust was held on February 8, 2006.

The sole matter voted on by the shareholders of record as of November 30, 2005 (the "Record Date") was the election of the Board of Trustees. A plurality of votes cast by shareholders of the Funds (with votes of each Fund of the Trust counted together) was required for election. The number of shares outstanding for each Fund as of the Record Date was 219,892,705 for the Marsico Focus Fund; 119,935,362 for the Marsico Growth Fund; 33,126,842 for the Marsico 21st Century Fund; and 21,252,322 for the Marsico International Opportunities Fund.

With respect to the proposal to elect the following nominees as the Board of Trustees for the Funds, the results of the vote were as follows:


NOMINEE                            VOTES FOR             AUTHORITY WITHHELD
--------------------------------------------------------------------------------

Walter A. Koelbel, Jr.             317,255,398                2,632,260

Michael D. Rierson                 317,353,735                2,533,923

Joseph T. Willett                  317,379,325                2,508,333

Jay S. Goodgold                    317,594,845                2,292,813

Elizabeth Hoffman                  315,012,058                4,875,600

Christopher E. Kubasik             315,309,666                4,577,992

Thomas F. Marsico                  317,660,678                2,226,980

J. Jeffery Riggs                   317,715,865                2,171,793

MARSICO FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

As a shareholder of the Marsico Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006 (the "period").

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

--------------------------------------------------------------------------------

EXPENSES PAID DURING THE PERIOD

                                                                                     FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                               Beginning               Ending          Expenses paid during
                                                             account value         account value         the period ended
                                                             October 1, 2005       March 31, 2006        March 31, 2006(1)
-----------------------------------------------------------------------------------------------------------------------------

Actual Example                                                  $1,000.00             $1,088.80                $6.24

Hypothetical Example, assuming a 5% return before expenses      $1,000.00             $1,019.03                $6.03


                                                                                     GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                               Beginning               Ending          Expenses paid during
                                                             account value         account value         the period ended
                                                             October 1, 2005       March 31, 2006        March 31, 2006(1)
-----------------------------------------------------------------------------------------------------------------------------

Actual Example                                                  $1,000.00             $1,076.80                $6.40

Hypothetical Example, assuming a 5% return before expenses      $1,000.00             $1,018.83                $6.23


                                                                                 21ST CENTURY FUND
----------------------------------------------------------------------------------------------------------------------
                                                               Beginning               Ending          Expenses paid during
                                                             account value         account value         the period ended
                                                             October 1, 2005       March 31, 2006        March 31, 2006(1)
----------------------------------------------------------------------------------------------------------------------

Actual Example                                                  $1,000.00             $1,194.10                $7.38

Hypothetical Example, assuming a 5% return before expenses      $1,000.00             $1,018.28                $6.78


                                                                          INTERNATIONAL OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------
                                                               Beginning               Ending          Expenses paid during
                                                             account value         account value         the period ended
                                                             October 1, 2005       March 31, 2006        March 31, 2006(1)
----------------------------------------------------------------------------------------------------------------------

Actual Example                                                  $1,000.00             $1,210.60                $7.91

Hypothetical Example, assuming a 5% return before expenses      $1,000.00             $1,017.85                $7.22





(1) Expenses are equal to the Funds' annualized expense ratios (1.20% for the Focus Fund, 1.24% for the Growth Fund, 1.35% for the 21st Century Fund and 1.43% for the International Opportunities Fund), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

--------------------------------------------------------------------------------

MARSICO FUNDS

ANNUAL RENEWAL OF INVESTMENT
ADVISORY AGREEMENTS

At a meeting of the Board of Trustees of the Trust that commenced on November 9, 2005 and concluded on November 10, 2005, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the 1940 Act)) (the "Independent Trustees"), approved the renewal of the Funds' Investment Advisory Agreements (the "Agreements"). In advance of the meeting, the Independent Trustees requested and received extensive materials from the Adviser to assist them in considering the renewal of the Agreements. The materials provided by the Adviser contained information with respect to the factors noted below, including detailed comparative information relating to the performance, advisory fees and other expenses of the Funds, other funds sub-advised by the Adviser and non-fund advisory accounts of the Adviser. The materials also included comparisons of the Funds with other funds and non-fund accounts of similar size and investment objectives in terms of performance, fees and other expenses, as well as the performance of each Fund versus its benchmark. In addition, the Adviser provided information regarding its overall expenses and profitability, as well as estimates of its costs and profitability relating to managing the Funds.


In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Trustees receive information and reports from the Adviser and other service providers to the Funds on investment performance as well as operational, compliance and other matters.


The Trustees engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and approved the continuation of the Agreements.


DISCUSSION OF FACTORS CONSIDERED

In connection with the re-approval of the Agreements, the Trustees, including the Independent Trustees, requested and received from the Adviser, and reviewed, a wide variety of information, including information about (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the costs of the services to be provided and profits realized by the Adviser and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; as well as other relevant considerations such as the management fees and expense ratios of each Fund; potential fall-out benefits to the Adviser from its relationship to each Fund; and other general information about the Adviser. The following is a summary of the Board's discussion and views regarding these factors:


1. NATURE, EXTENT, AND QUALITY OF SERVICES.
   The Independent Trustees considered the nature, quality and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Trustees in that capacity and other services. The Independent Trustees concluded that the services are extensive in nature, that the Adviser effectively manages the outsourcing by the Fund to other service providers and that the Adviser consistently delivered a high level of service.


2. INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER.
   The Independent Trustees considered short-term and long-term investment performance for each Fund over various periods of time as compared to both relevant equity indices and the performance of such Fund's Lipper, Inc. peer group universe, and concluded that the Adviser was delivering superior performance results consistent with the long-term investment strategies being pursued by the Funds. The Independent Trustees also noted that the strong investment performance delivered by the Adviser to the Funds appeared to be consistent with the performance delivered for other clients of the Adviser.


3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.
   (a) COSTS OF SERVICES TO FUNDS: FEES AND EXPENSES. The Independent Trustees considered each Fund's management fee rates and expense ratios relative to industry averages for such Fund's benchmark category and the advisory fees charged by the Adviser to other sub-advised funds and non-fund clients, including information regarding expense limitation commitments from the Adviser, and the breakpoints for the Fund's advisory services. The Independent

       Trustees noted that the mix of services under the Agreements are much more extensive than those under the Adviser's advisory agreements for sub-advised funds as well as non-fund clients. While the Independent Trustees noted that the investment advisory fees paid by the Funds are generally in the upper quartile of their peer groups, they concluded that those fees are acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and the low-to-moderate overall expense ratios of the Funds.

   (b) PROFITABILITY AND COSTS OF SERVICES TO THE ADVISER. The Independent Trustees considered the Adviser's overall profitability and costs and a pro forma estimate of the Adviser's profitability and costs if the Funds constituted the Adviser's only assets under management. The Independent Trustees also considered whether the amount of profit is a fair entrepreneurial profit for the management of each Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements enacted during the last few years and Fund policies and procedures that were adopted or enhanced in late 2004 and thereafter. The Independent Trustees concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Funds.


4. EXTENT OF ECONOMIES OF SCALE AS FUNDS GROW.
   The Independent Trustees considered whether there have been economies of scale with respect to the management of each Fund and whether such Fund has appropriately benefited from any economies of scale. The Independent Trustees noted that economies of scale may develop for certain Funds as their assets increase and their Fund-level expenses decline as a percentage of assets, but that Fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser had stated during the main meeting that the expenses incurred by the Adviser relating to management of the Funds have increased substantially in recent years as a percentage of management fees, rather than declining as might be anticipated as the assets of certain Funds increase. The Independent Trustees agreed that it was possible that Adviser-level expenses incurred in managing the Funds eventually may level off or decline as a percentage of management fees, especially if the assets of certain Funds continue to grow beyond certain thresholds.


5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE.
   The Independent Trustees also considered whether the management fee rate is reasonable in relation to the asset size of each Fund and any economies of scale that may exist. The Independent Trustees noted that, effective November 11, 2004, at the behest of the Independent Trustees, breakpoints had been introduced for the two larger Funds, the Focus Fund and the Growth Fund, for assets in excess of $3 billion in each Fund. Under the breakpoints, investment management fees are 0.85% per year of average daily net assets up to $3 billion in each of those two Funds, and 0.75% per year of average daily net assets exceeding $3 billion in each Fund. The Independent Trustees agreed to continue to monitor whether any additional breakpoints for any of the Funds may be appropriate in the future.


6. OTHER RELEVANT CONSIDERATIONS.
   (a) ADVISER PERSONNEL AND METHODS. The Independent Trustees considered the size, education and experience of the Adviser's staff. There was also a review of the Adviser's "top down" economic analysis with "bottom up" stock selection. This two-pronged approach, considering both macro-economic factors, such as interest rates, inflation and the global competitive landscape, and seeking to identify individual companies with unique market presence and potential earnings growth that may not be recognized by the market at-large, was regarded by the Independent Trustees as providing an overall risk-managed approach to effective stock selection. This overall strategy and corporate culture was further viewed as facilitating the recruitment, training and retention of portfolio managers and other research and management personnel, and the Trustees concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Funds.

   (b) OTHER BENEFITS TO THE ADVISER. The Independent Trustees also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Funds. The Independent Trustees concluded that potential "fall-out" benefits that the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and may in some cases benefit the Funds.

MARSICO FUNDS

   CONCLUSIONS
   In considering the Agreements, the Independent Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Trustees that shareholders had received very favorable absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of each Fund and its shareholders. As a part of their decision-making process, the Independent Trustees noted that the Adviser has managed the Funds since their inception, and the Independent Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Funds. The Independent Trustees considered, generally, that shareholders invested in a Fund knowing that the Adviser managed that Fund and knowing its investment management fee schedule. As such, the Independent Trustees considered, in particular, whether the Adviser managed each Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Trustees concluded that each Fund was managed by the Adviser consistent with its investment objectives and policies.

   Upon conclusion of their review and discussion, the Independent Trustees unanimously agreed to recommend the continuation of the Investment Advisory and Management Agreements for each of the Funds.


OTHER INFORMATION (UNAUDITED)


PROXY VOTING GUIDELINES

The Funds exercise the voting rights associated with the securities held by the Funds under the proxy voting policy of the Funds. A description of those policies and procedures of the Fund and a record of the Funds' proxy votes for the year ended June 30, 2005 are available without charge, upon request, by calling 888-860-8686. It is also available on the Securities and Exchange Commission's website at www.sec.gov.


QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds will file their complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available (i) on the SEC's website at www.sec.gov; (ii) at the SEC's Public Reference Room and (iii) by calling 800-SEC-0330.

NOTES

NOTES

                              [LOGO]MARSICO FUNDS
                          Helping you appreciate Life

                           The Marsico Investment Fund
                   UMB Distribution Services, LLC, Distributor
                     P.O. Box 3210, Milwaukee, WI 53201-3210
                      www.marsicofunds.com (Y) 888.860.8686


                    (C)2006 MARSICO CAPITAL MANAGEMENT, LLC

 Not authorized for distribution unless preceded or accompanied by an effective Marsico Funds prospectus. The ticker symbols on page one are fictitious and do not refer to existing securities.

Item 2.     Code of Ethics

            Not applicable to semi-annual reports.

Item 3.     Audit Committee Financial Expert

            Not applicable to semi-annual reports.

Item 4.     Principal Accountant Fees and Services

            Not applicable to semi-annual reports.

Item 5.     Audit Committee of Listed Registrants

            Not applicable.

Item 6.     Schedule of Investments

            The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11 - Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) - see Exhibits (a) and (b).

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended, that was sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing (Exhibits (c) and (d)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:  /s/ Thomas F. Marsico
------------------------------------
         Thomas F. Marsico
         President

Date:    May 30, 2006
------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Thomas F. Marsico
------------------------------------
         Thomas F. Marsico
         President

Date:    May 30, 2006


By:      /s/ Christopher J. Marsico
------------------------------------
         Christopher J. Marsico
         Vice President and Treasurer

Date:    May 30, 2006